As filed with the Securities and Exchange Commission on December 16, 2005

                                                             File No. __________

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         /X/

                           Pre-Effective Amendment No.                       / /

                          Post-Effective Amendment No.                       / /

                           SENTINEL GROUP FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

             National Life Drive                                        05604
             Montpelier, Vermont                                      (Zip Code)
(Address of Principal Executive Offices)

                                 (802) 229-3900
              (Registrant's Telephone Number, including Area Code)

                              ---------------------

          Kerry A. Jung, Esq.                                Copy to:
     c/o Sentinel Advisors Company                   John A. MacKinnon, Esq.
          National Life Drive                     Sidley Austin Brown & Wood LLP
       Montpelier, Vermont 05604                        787 Seventh Avenue
(Name and Address of Agent for Service)              New York, New York 10019

                              ---------------------

It is proposed that this Registration Statement will become effective on the 30th day after filing pursuant to Rule 488 under the Securities Act of 1933.

Title of securities being registered: Common Stock, par value $.01 per share

No filing fee is required because the Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended, pursuant to which it has previously registered an indefinite number of shares (File No. 811-214).

                              BRAMWELL GROWTH FUND
                               BRAMWELL FOCUS FUND
                    EACH A SERIES OF THE BRAMWELL FUNDS, INC.

                                745 Fifth Avenue
                            New York, New York 10151

January 23, 2006

Dear Fellow Shareholder:

A Special Meeting of Shareholders of the Bramwell Growth and Bramwell Focus Funds will be held at the offices of Dechert LLP, 30 Rockefeller Plaza, New York, New York 10112 on March 10, 2006 at 10:00 a.m., Eastern Standard Time. The enclosed combined Proxy Statement/Prospectus contains important proposals for you to consider. Shareholders of record of the Bramwell Growth Fund and/or Bramwell Focus Fund, at the close of business on the New York Stock Exchange on January 11, 2006, are eligible to vote.

The Board of Directors of the Funds has proposed that (1) the Bramwell Growth Fund be combined with the Sentinel Capital Growth Fund and (2) the Bramwell Focus Fund be combined with the Sentinel Growth Leaders Fund, each in a tax free reorganization. If the shareholders of the Bramwell Growth Fund and the Bramwell Focus Fund approve the applicable reorganizations, they will become shareholders of the Sentinel Capital Growth Fund and Sentinel Growth Leaders Fund, which are series of Sentinel Group Funds, Inc.

The Sentinel Family of Funds were founded in 1933 and is headquartered in Montpelier, Vermont. The Sentinel Family of Funds is advised, managed and distributed by affiliates of Sentinel Asset Management, Inc., an indirectly wholly-owned subsidiary of National Life Holding Company that manages, with its affiliates, more than $17 billion.

Both the two new Sentinel Funds will have substantially the substantially same investment objectives, policies and strategies as the Bramwell Growth and Bramwell Focus Funds and the investment approach will remain the same. Management of the Funds will be continuous as I, along with the support of my investment team, will continue to manage the two funds after they become part of the Sentinel Family of Funds. I will also lead the Large Cap Growth team at Sentinel Asset Management, Inc. My team and I will continue to be based in New York City.

I am excited about joining Sentinel Asset Management, Inc. I believe that shareholders will have continuity of investment management and will also benefit from a full product array, scale and broad distribution resources of the Sentinel Family of Funds. In particular, shareholders who received shares of the successor funds in the reorganizations will continue to be able to buy Class A shares in the two successor funds as well as Class A shares of other funds in the Sentinel Family of Funds without a front-end sales load.

Also, the PRO FORMA expense ratio for the Bramwell Growth Fund's successor is expected to be significantly lower and the total annual expense ratios for both successor funds will be capped at 1.75% for two years after the reorganizations. Specifically, the maximum management fee for the Bramwell Growth Fund's successor will be 0.70% compared to the current 1.00%, and the maximum management fee for the Bramwell Focus Fund's successor will be 0.90% compared to the current 1.00%, both on the first $500 million in average daily net assets and both lower thereafter.

The enclosed materials provide more information. Please read this information carefully and call us at 1-800-272-6227 if you have any questions. Your vote is important to us, no matter how many shares you own.

As founder of the Bramwell Funds in 1994, I believe that joining the Sentinel Family of Funds is the right move at this time. After you review the enclosed materials, I ask that you join me and our Board of Directors and vote FOR the reorganization of your Fund.

Sincerely,

Elizabeth R. Bramwell, CFA
Chair

                           FREQUENTLY ASKED QUESTIONS

                           YOUR VOTE IS VERY IMPORTANT

Q. On what am I being asked to vote at the upcoming Special Meeting of Shareholders ("Meeting") on March 10, 2006?

A. Shareholders of the Bramwell Growth Fund are being asked to approve its reorganization with and into the Sentinel Capital Growth Fund, including the related investment advisory agreement with Sentinel Advisors Company for the Sentinel Capital Growth Fund. Shareholders of the Bramwell Focus Fund are being asked to approve its reorganization with and into the Sentinel Growth Leaders Fund, including the related investment advisory agreement with Sentinel Advisors Company for the Sentinel Growth Leaders Fund. Each of these transactions is called a "Reorganization."

Q.    Has the Board of Directors approved each Reorganization?

A. The Board of Directors has agreed that each Reorganization is in the shareholders' best interests and recommends that you vote in favor of your Fund's Reorganization.

Q.    How will the Reorganization affect me as a shareholder?

A. Bramwell Growth Fund shareholders will become shareholders of the Sentinel Capital Growth Fund. Bramwell Focus Fund shareholders will become shareholders of the Sentinel Growth Leaders Fund.

Q.    What is the timetable for each Reorganization?

A. If approved by shareholders at the Meeting, each Reorganization is expected to take effect on or about March 17, 2006.

Q.    Who will manage the Funds?

A. Elizabeth R. Bramwell, CFA, founder of Bramwell Capital Management, Inc., and President and Chief Investment Officer of The Bramwell Funds, Inc., will manage the Sentinel Capital Growth and Sentinel Growth Leaders Funds. She will also lead the Large Cap Growth team at Sentinel Advisors Company and will continue to lead her team of investment professionals and remain located in New York City.

Q. Will the Sentinel Funds' investment objectives and strategies be the same as the Bramwell Funds' strategies?

A. The Sentinel Funds have substantially the same investment objectives, policies and strategies as the Bramwell Growth and Bramwell Focus Funds and the investment approach will remain the same.

Q.    Why is Sentinel Advisors Company interested in the Reorganizations?

A. Christian W. Thwaites, the President and CEO of Sentinel Advisors Company, comments that the Reorganizations represent a great strategic combination of investment talent, well-established investment management products and new distribution channels. He believes that Ms. Bramwell will bring a wealth of experience and talent to Sentinel Advisors Company and that she will add to its ability to deliver compelling investment options to financial advisors and their clients. He expects the Reorganizations to benefit both companies and their clients.

Q.    Why is Ms. Bramwell in favor of the Reorganizations?

A. Ms. Bramwell is excited about joining a highly respected partner. She believes that Bramwell Funds shareholders will have continuity of investment management, as well as the opportunity to benefit from the full product array, scale and broad distribution resources of the Sentinel Family of Funds.

Q.    What will I receive in exchange for my current shares?

A. An account will be created for you at the Sentinel Funds transfer agent that will be credited with Sentinel Capital Growth Fund and/or Sentinel Growth Leaders Fund shares, as applicable, with an aggregate value equal to the value of your respective Bramwell Growth Fund or Bramwell Focus Fund shares at the time of your Fund's Reorganization. No physical share certificates will be issued to you. Any stock certificates for shares of the Bramwell Growth Fund and Bramwell Focus Fund will be redeemed and cancelled.

Q.    Will my Fund's Reorganization result in any federal tax liability to me?

A. Each Reorganization is intended to qualify for U.S. federal income tax purposes as a tax-free reorganization. However, each of the Bramwell Growth Fund and Bramwell Focus Fund may declare a dividend just prior to the Reorganization, if required, based on net realized capital gains, if any, and interest and dividend income, if any, since October 31, 2005. Such dividend may result in taxable income to that Fund's shareholders.

Q. Will the Sentinel Fund shares I receive in a Reorganization be subject to a front-end sales load?

A. No, you will receive shares in a Reorganization without paying a front-end sales load.

Q. Will I be able to purchase additional shares of the Sentinel Capital Growth Fund or Sentinel Growth Leaders Fund without a front-end sales load after the Reorganization?

A. Yes. If you receive Sentinel Fund shares in the Reorganization, you will be eligible to purchase new Class A shares of the Sentinel Capital Growth Fund or Sentinel Growth Leaders Fund after the Reorganization without a front-end sales load.

Q. Can I buy shares of other Sentinel Funds without a front-end sales load after the Reorganization?

A. Yes, if you receive shares of either the Sentinel Capital Growth Fund or the Sentinel Growth Leaders Fund in the Reorganization, you will be eligible to buy Class A shares of any fund in the Sentinel Family of Funds without a front-end sales load.

Q. What are the Sentinel Capital Growth and Sentinel Growth Leaders Funds' management fees?

A. The maximum management fee for the Sentinel Capital Growth Fund, the successor to the Bramwell Growth Fund, is 0.70%, compared to 1.00% on the Bramwell Growth Fund currently. The maximum management fee for the Sentinel Growth Leaders Fund, the successor fund to the Bramwell Focus Fund, is 0.90%, compared to 1.00% on the Bramwell Focus Fund currently. Both Sentinel Funds' management fee is subject to a breakpoint schedule that reduces the management fee on assets above certain levels. The maximum management fee applies on the first $500 million of average daily net assets.

Q. What are the PRO FORMA total annual expense ratios for the Sentinel Capital Growth and Sentinel Growth Leaders Funds?

A. The PRO FORMA expense ratio for the Class A shares of the Sentinel Capital Growth Fund, the successor to the Bramwell Growth Fund, is 1.20%, substantially lower than the Bramwell Growth Fund's expense ratio. The PRO FORMA expense ratio of the Class A shares of the Sentinel Growth Leaders Fund, the successor to the Bramwell Focus Fund, is 1.75%, the same as the Bramwell Focus Fund's expense ratio after waivers. Sentinel Advisors Company and/or an affiliate has agreed to cap the expenses ratios of both Funds at no more than 1.75% for two years following the Reorganizations.

Q. What will happen to my account options, such as my automatic investment plan?

A. All accounts options, including Automatic Investment Plans, Systematic Withdrawal Plans and Bank Instructions, will automatically be copied to your new account.

Q.    What happens if shareholders do not approve a Reorganization?

A. If your Fund's Reorganization is not approved, you will remain a shareholder of your Fund. The approval of a particular Reorganization is not contingent upon the approval of the other Reorganization. However, the Board of each of The Bramwell Funds, Inc. and Sentinel Group Fund, Inc. may reconsider whether a Reorganization is advisable if both Reorganizations are not approved.

Q.    I don't own very many shares. Why should I bother to vote?

A. Your vote makes a difference. If numerous shareholders just like you fail to vote, a Fund may not receive sufficient votes to hold the Meeting or approve its Reorganization.

Q.    Who is entitled to vote?

A. Any person who owned shares of the Bramwell Growth Fund or Bramwell Focus Fund on the record date, which was the close of business on the New York Stock Exchange on January 11, 2006, is entitled to vote on the applicable Reorganization - even if that person later sells the shares. You may cast one vote for each share of the Bramwell Growth Fund or Bramwell Focus Fund you owned on the record date.

Q.    Who will pay for each Reorganization?

A. Sentinel Advisors Company and/or an affiliate has agreed to pay the expenses incurred in connection with the Reorganizations, including any costs associated with legal expenses and the costs of preparing, filing, printing, and mailing the Proxy Statement/Prospectus and soliciting shareholder votes.

Q.    How can I vote?

A. Please refer to the enclosed proxy card for information on authorizing a proxy and submitting voting instructions by telephone, Internet or mail. You may also vote by attending the Meeting.

                              BRAMWELL GROWTH FUND
                               BRAMWELL FOCUS FUND
                    EACH A SERIES OF THE BRAMWELL FUNDS, INC.

                                745 FIFTH AVENUE
                            NEW YORK, NEW YORK 10151
                                 1-800-272-6227

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                          TO BE HELD ON MARCH 10, 2006

A Special Meeting of Shareholders ("Meeting") of the Bramwell Growth Fund and Bramwell Focus Fund, each a series of The Bramwell Funds, Inc. ("Corporation") will be held on March 10, 2006 at the offices of Dechert LLP, 30 Rockefeller Plaza, New York, New York 10112 at 10:00 a.m., Eastern Time, for the purpose of considering and voting on the proposal(s) set forth below. Proposal 1(a), if approved by shareholders of the Bramwell Growth Fund, will result in the transfer of assets and liabilities of the Bramwell Growth Fund to the Sentinel Capital Growth Fund, a series of Sentinel Group Funds, Inc., in return for shares of the Sentinel Capital Growth Fund. Proposal 1(b), if approved by shareholders of the Bramwell Focus Fund, will result in the transfer of assets and liabilities of the Bramwell Focus Fund to the Sentinel Growth Leaders Fund, a series of Sentinel Group Funds, Inc., in exchange for shares of the Sentinel Growth Leaders Fund. The approval of a particular Reorganization is not contingent upon the approval of the other Reorganization. However, the Board of the Corporation and Sentinel Group Funds, Inc. may reconsider whether a Reorganization is advisable if both Reorganizations are not approved.

PROPOSAL 1(a): To approve the reorganization of the Bramwell Growth Fund in accordance with the Agreement and Plan of Reorganization, including the Investment Advisory Agreement for the Sentinel Capital Growth Fund, and the transactions it contemplates, as described in the enclosed Proxy
Statement/Prospectus.

PROPOSAL 1(b): To approve the reorganization of the Bramwell Focus Fund in accordance with the Agreement and Plan of Reorganization, including the Investment Advisory Agreement for the Sentinel Growth Leaders Fund, and the transactions it contemplates, as described in the enclosed Proxy
Statement/Prospectus.

PROPOSAL 2: The transaction of such other business as may properly come before the Meeting.

Shareholders of record of the Bramwell Growth Fund, for Proposal 1(a), and/or Bramwell Focus Fund, for proposal 1(b), as of the close of business on the New York Stock Exchange on January 11, 2006 are entitled to notice of and to vote at the Meeting, or any adjournment or postponement of the Meeting. Proposals 1(a) and 1(b) will be effected only if the shareholders of the Bramwell Growth Fund and Bramwell Focus Fund, respectively, vote to approve the applicable Proposal.

                             YOUR VOTE IS IMPORTANT.
             PLEASE AUTHORIZE YOUR PROXY BY TELEPHONE OR INTERNET OR
                COMPLETE, SIGN, DATE AND RETURN YOUR PROXY CARD.

             -------------------------------------------------------

AS A SHAREHOLDER OF THE BRAMWELL GROWTH FUND AND/OR BRAMWELL FOCUS FUND, YOU ARE ASKED TO ATTEND THE MEETING EITHER IN PERSON OR BY PROXY. WE URGE YOU TO VOTE BY PROXY. YOUR PROMPT AUTHORIZATION OF A PROXY WILL HELP ASSURE A QUORUM AT THE MEETING AND AVOID ADDITIONAL EXPENSES ASSOCIATED WITH FURTHER SOLICITATION. AUTHORIZING A PROXY WILL NOT PREVENT YOU FROM VOTING YOUR SHARES IN PERSON AT THE MEETING. YOU MAY REVOKE YOUR PROXY BEFORE IT IS EXERCISED BY SUBMITTING TO THE SECRETARY OF THE BRAMWELL FUNDS, INC. A WRITTEN NOTICE OF REVOCATION OR A SUBSEQUENTLY SIGNED PROXY CARD, OR BY ATTENDING THE MEETING AND VOTING IN PERSON. A PRIOR PROXY CAN ALSO BE REVOKED BY AUTHORIZING A SUBSEQUENT PROXY BY TELEPHONE OR THROUGH THE INTERNET.

             -------------------------------------------------------

By Order of the Board of Directors,


Donald G. Allison
Secretary

New York, New York
January 23, 2006

                           PROXY STATEMENT/PROSPECTUS

                             DATED JANUARY 23, 2006

                       RELATING TO THE REORGANIZATIONS OF

           BRAMWELL GROWTH FUND, A SERIES OF THE BRAMWELL FUNDS, INC.
                                745 FIFTH AVENUE
                            NEW YORK, NEW YORK 10151

                                  WITH AND INTO

      SENTINEL CAPITAL GROWTH FUND, A SERIES OF SENTINEL GROUP FUNDS, INC.
                             ONE NATIONAL LIFE DRIVE
                              MONTPELIER, VT 05604

                                       AND

            BRAMWELL FOCUS FUND, A SERIES OF THE BRAMWELL FUNDS, INC.
                                745 FIFTH AVENUE
                            NEW YORK, NEW YORK 10151

                                  WITH AND INTO

      SENTINEL GROWTH LEADERS FUND, A SERIES OF SENTINEL GROUP FUNDS, INC.
                             ONE NATIONAL LIFE DRIVE
                              MONTPELIER, VT 05604

THIS PROXY STATEMENT/PROSPECTUS IS FURNISHED IN CONNECTION WITH THE SOLICITATION OF PROXIES BY THE BOARD OF DIRECTORS ("BRAMWELL BOARD") OF THE BRAMWELL FUNDS, INC., A MARYLAND CORPORATION ("CORPORATION"), ON BEHALF OF ITS SERIES, THE BRAMWELL GROWTH FUND AND BRAMWELL FOCUS FUND, IN CONNECTION WITH THE SPECIAL MEETING OF SHAREHOLDERS ("MEETING") TO BE HELD ON MARCH 10, 2006, AT 10:00 A.M., EASTERN TIME, AT THE OFFICES OF DECHERT LLP, 30 ROCKEFELLER PLAZA, NEW YORK, NEW YORK 10112 OR ANY ADJOURNMENT OR POSTPONEMENT OF THE MEETING. At the Meeting, shareholders of each of the Bramwell Growth Fund and Bramwell Focus Fund will be asked to consider and approve a proposed reorganization of their respective Fund (each a "Reorganization"), as described in the Agreement and Plan of Reorganization dated November 22, 2005 ("Reorganization Plan") by and between the Corporation on behalf of the Bramwell Growth Fund and Bramwell Focus Fund, and Sentinel Group Funds, Inc., on behalf of the Sentinel Capital Growth Fund and Sentinel Growth Leaders Fund. The Bramwell Growth Fund, Bramwell Focus Fund, Sentinel Capital Growth Fund and Sentinel Growth Leaders Fund are sometimes referred to individually as a "Fund" and collectively as the "Funds." The Bramwell Growth Fund and Bramwell Focus Fund are sometimes referred to individually as a "Bramwell Fund" or collectively as the "Bramwell Funds." The Sentinel Capital Growth Fund and Sentinel Growth Leaders Fund are sometimes referred to individually as a "Sentinel Fund" and collectively as the "Sentinel Funds." A copy of the Reorganization Plan is attached as Exhibit A.

PROPOSAL                                           SHAREHOLDERS ELIGIBLE TO VOTE

1(a): To approve the reorganization of the         Record date shareholders of
Bramwell Growth Fund in accordance with the        the Bramwell Growth Fund
Agreement and Plan of Reorganization,
including the Investment Advisory Agreement for the Sentinel Capital Growth Fund, and the transactions it contemplates, as described in the enclosed Proxy Statement/Prospectus.

1(b): To approve the reorganization of the         Record date shareholders of
Bramwell Focus Fund in accordance with the         the Bramwell Focus Fund
Agreement and Plan of Reorganization,
including the Investment Advisory Agreement for the Sentinel Growth Leaders Fund, and the transactions it contemplates, as described in the enclosed Proxy Statement/Prospectus.

2: The transaction of such other business as may properly come before the Meeting.

The approval of a particular Reorganization is not contingent upon the approval of the other Reorganization. The Reorganization Plan provides for (i) the transfer of the Bramwell Growth Fund's and Bramwell Focus Fund's assets and liabilities to the Sentinel Capital Growth Fund and Sentinel Growth Leaders Fund, respectively and (ii) the issuance of shares of the Sentinel Capital Growth Fund and Sentinel Growth Leaders Fund to shareholders of the Bramwell Growth Fund and Bramwell Focus Fund, respectively. The transfer is expected to occur as of the close of business on the New York Stock Exchange ("NYSE") ("Effective Time") on March 17, 2006 ("Closing Date").

Immediately after the transfer of each of the Bramwell Growth Fund's and Bramwell Focus Fund's assets and liabilities, each holder of shares in the Bramwell Growth Fund and Bramwell Focus Fund, as of the Effective Time of the applicable Reorganization, will receive a number of shares of the Sentinel Capital Growth Fund and Sentinel Growth Leaders Fund, respectively, with the same aggregate value as the shares held in the Bramwell Growth Fund and Bramwell Focus Fund, as applicable, as of the Effective Time on the Closing Date.

Each of the Bramwell Growth Fund and Bramwell Focus Fund offer undesignated common stock. Each of the Sentinel Capital Growth Fund and Sentinel Growth Leaders Fund will offer Class A and Class C shares. Holders of the common stock of the Bramwell Growth Fund will receive an amount of Class A shares of the Sentinel Capital Growth Fund equal in value to their Bramwell Growth Fund shares. Holders of the common stock of the Bramwell Focus Fund will receive an amount of Class A shares of the Sentinel Growth Leaders Fund equal in value to their Bramwell Focus Fund shares.

The Bramwell Growth Fund and Bramwell Focus Fund are series of the Corporation, an open-end, management investment management company registered under the Investment Company Act of 1940, as amended ("1940 Act"). Currently, each of these Funds is advised by Bramwell Capital Management, Inc. ("BramCap"), which is located at 745 Fifth Avenue, New York, New York 10151. U.S. Bancorp Fund Services LLC, 615 East Michigan Street, Third Floor, Milwaukee, WI 53202, is the Funds' transfer and dividend-disbursing agent.

The Sentinel Capital Growth Fund and Sentinel Growth Leaders Fund are series of Sentinel Group Funds, Inc., an open-end, management investment company registered under the 1940 Act. Each of these Funds is new and, as of the applicable Reorganization, will be advised by Sentinel Advisors Company ("SAC"). Sentinel Financial Services Company ("SFSC") is the principal underwriter and Sentinel Administrative Services Company ("SASC") is the transfer agent and administrator for each Fund, and for each other fund in the Sentinel Family of Funds, which includes the fifteen series of Sentinel Group Funds, Inc. and the Sentinel Pennsylvania Tax-Free Trust. SAC, SFSC, and SASC are each located at One National Life Drive, Montpelier, VT 05604.

This Proxy Statement/Prospectus sets forth concisely the information that a shareholder of each of the Bramwell Growth Fund and Bramwell Focus Fund should know before voting on the applicable Reorganization, and it should be retained for future reference. Certain additional relevant documents listed below, which have been filed with the Securities and Exchange Commission ("SEC"), are incorporated in whole or in part by reference. A Statement of Additional Information dated January 23, 2006, relating to this Proxy Statement/Prospectus and the Reorganization, which includes certain financial information about the Funds, has been filed with the SEC and is incorporated by reference in its entirety into this Proxy Statement/Prospectus. A copy of such Statement of Additional Information is available upon request and without charge by writing to the Bramwell Funds, U.S. Bancorp Fund Services LLC, P.O. Box 701, Milwaukee, WI 53201 or by calling toll-free 1-800-272-6227.

For a more detailed discussion of the investment objectives, policies, risks, and restrictions of the Bramwell Growth Fund and Bramwell Focus Fund, see the Prospectus dated November 1, 2005, as it may be amended and/or supplemented, which has been filed with the SEC and which is incorporated by reference into this Proxy Statement/Prospectus. Copies of the Funds' Prospectus and Statement of Additional Information are available upon request and without charge by writing to the Bramwell Funds, U.S. Bancorp Fund Services LLC, P.O. Box 701, Milwaukee, WI 53201 or by calling toll-free 1-800-272-6227.

For a more detailed discussion of the investment objectives, policies, risks, and restrictions of the Sentinel Capital Growth Fund and Sentinel Growth Leaders Fund, see the preliminary Prospectus and Statement of Additional Information, as they may be amended and/or supplemented, which were filed with the SEC on December 23, 2005. Copies of the Funds' preliminary Prospectus and Statement of Additional Information are available upon request and without charge by writing to the Sentinel Funds at One National Life Drive, Montpelier, VT 05604 or by calling toll-free 1-800-282-3863.

      This Proxy Statement/Prospectus is expected to be sent to shareholders on or about January 23, 2006.

  THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY
                             IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

                                                                            PAGE
SYNOPSIS...................................................................
     Introduction..........................................................
     The Reorganizations...................................................
     Bramwell Board Recommendation.........................................
     The Corporation.......................................................
     Fees and Expenses.....................................................
     Investment Advisor and Portfolio Manager..............................
     Comparison of Principal Investment Objectives, Strategies and
       Policies.................................. .........................
     Distribution and Shareholder Servicing Arrangements...................
     Comparison of Purchase, Redemption and Exchange Policies and
       Procedures................................. ........................
     Distribution Policy and Taxation: Dividend and Capital Gains
       Distributions.............................. ........................

THE CURRENT AND PROPOSED ADVISORY AGREEMENTS...............................
     The Current Advisory Agreements for the Bramwell Funds................
     The Proposed Advisory Agreement for the Sentinel Funds................
     Advisory Fees for Funds with a Similar Investment Objective...........
     Sentinel Board Consideration and Approval of the Proposed Advisory
       Agreement............................ ..............................

COMPARISON OF PRINCIPAL INVESTMENT RISKS...................................
     Risks.................................................................
     Primary Differences...................................................

INFORMATION RELATING TO THE REORGANIZATIONS................................
     Description of the Reorganizations....................................
     Costs of the Reorganizations..........................................
     Federal Income Taxes..................................................
     Capitalization........................................................

REASONS FOR THE REORGANIZATIONS............................................

SHAREHOLDER RIGHTS.........................................................
     General Information...................................................
     Authorized Shares.....................................................
     Voting Rights.........................................................
     Shareholder Meetings..................................................
     Election and Term of Directors........................................
     Shareholder Liability.................................................
     Director and Officer Liability and Indemnification....................

MORE INFORMATION ABOUT THE FUNDS...........................................
     Financial Highlights..................................................

BBRAMWELL BOARD RECOMMENDATION.............................................

VOTING MATTERS.............................................................
     General Information...................................................
     Voting Rights and Required Vote.......................................
     Record Date and Outstanding Shares....................................
     Security Ownership of Certain Beneficial Owners and Management........

OTHER BUSINESS.............................................................

SHAREHOLDER INQUIRIES......................................................

EXHIBIT A - AGREEMENT AND PLAN OF REORGANIZATION...........................  A-1

ANNEX 1 - SENTINEL FUNDS INVESTMENT ADVISORY AGREEMENT.....................  A-

EXHIBIT B - BRAMWELL FUNDS INVESTMENT ADVISORY AGREEMENT...................  B-1

                                    SYNOPSIS

This Synopsis is designed to allow you to compare the current fees, investment objectives, policies and restrictions, and distribution, purchase, exchange and redemption procedures of the Bramwell Growth Fund and Bramwell Focus Fund with those of the Sentinel Capital Growth Fund and Sentinel Growth Leaders Fund, respectively. It is a summary of some information contained elsewhere in this Proxy Statement/Prospectus, or incorporated by reference into this Proxy Statement/Prospectus. Shareholders should read this entire Proxy Statement/Prospectus carefully. For more complete information, please read the Funds' prospectuses, as they may be amended and/or supplemented.

Introduction. Sentinel Asset Management, Inc. ("Sentinel"), which indirectly owns a majority of SAC, entered into a purchase agreement with BramCap dated ______________, 2005 ("Asset Purchase Agreement") to acquire certain of BramCap's assets, including the right to advise the Bramwell Funds upon the required approvals. BramCap's sale of assets is contingent upon shareholder approval of the Reorganizations, among other things. Assuming shareholder approval is obtained and the other conditions of the Reorganization Plan are met, shareholders of each Bramwell Fund will become shareholders of a corresponding Sentinel Fund. If this occurs, BramCap, which is wholly owned by Elizabeth R. Bramwell, CFA, is expected to receive compensation under the Asset Purchase Agreement over several years contingent upon the assets and performance of the successors to the Bramwell Funds.

THE REORGANIZATIONS.

BACKGROUND. Pursuant to the Reorganization Plan (attached as Exhibit A), each Bramwell Fund will transfer all of its assets and liabilities to the corresponding Sentinel Fund, which has been newly created for this purpose, in exchange for shares of such Sentinel Fund. Holders of the common stock of each Bramwell Fund will receive Class A shares of the corresponding Sentinel Fund. Shares of each Bramwell Fund will be redeemed and cancelled. None of the transactions will be subject to any front-end sales charges or redemption fees. The result of each Reorganization is that shareholders of each Bramwell Fund will become shareholders of the corresponding Sentinel Fund.

TAX CONSEQUENCES. Each Reorganization is intended to qualify for U.S. federal income tax purposes as a tax-free reorganization. If a Reorganization so qualifies, shareholders of each applicable Bramwell Fund will not recognize a gain or a loss for federal income tax purposes in the transactions contemplated by that Reorganization. However, each Bramwell Fund may, if required, declare a dividend just prior to its Reorganization to recognize realized capital gains, if any, or interest on dividend income, if any, since October 31, 2005. Such dividends may result in taxable income to that Bramwell Fund's shareholders. It is also expected that 100% of each Bramwell Fund's capital loss carryforwards, if any, will be available for use by the corresponding Sentinel Fund.

RISK FACTORS. There are no material differences in the principal investment risks of the Funds.

BRAMWELL BOARD RECOMMENDATION. The Bramwell Board, including the Directors who are not "interested persons" within the meaning of Section 2(a) (19) of the 1940 Act ("Independent Directors"), has concluded that each Reorganization is advisable and in the best interests of the Corporation and the applicable Bramwell Fund and its shareholders, and that the interests of existing shareholders in each Fund would not be diluted with respect to net asset value as a result of the transactions contemplated by each Reorganization.

THE BRAMWELL BOARD RECOMMENDS THAT YOU VOTE FOR THE REORGANIZATION OF YOUR FUND.

THE CORPORATION. The Funds are series of the Corporation, an open-end management investment company, which was organized as a Maryland corporation on June 3, 1994. The Corporation offers redeemable shares of common stock.

FEES AND EXPENSES. As an investor, you pay fees and expenses to buy and hold shares of a Fund. You may pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly because they are deducted from Fund assets.

The following tables allow you to compare the shareholder fees and annual fund operating expenses as a percentage of the aggregate daily net assets of each Fund that you may pay for buying and holding shares of a Fund. The PRO FORMA line items show the expenses of the Sentinel Fund estimated for their fiscal year ended November 30, 2006 as if the Reorganization had occurred on January 11, 2006. The Annual Fund Operating Expenses table and Example table shown below are based on actual expenses incurred during each of the Bramwell Funds' fiscal period ended June 30, 2005. Please keep in mind that, as a result of changing market conditions, total asset levels, and other factors, expenses at any time during the current fiscal year may be significantly different from those shown.

SHAREHOLDER FEES

FUND                           MAXIMUM SALES CHARGE      REDEMPTION FEE
Bramwell Growth                None                      None(1)
Sentinel Capital Growth        5.00%(2)                  2% excessive trading
--------------------------------------------------------------------------------
Bramwell Focus                 None                      None(1)
Sentinel Growth Leaders        5.00%(2)                  2% excessive trading

ANNUAL FUND OPERATING EXPENSES

                                                                         TOTAL
                                     MANAGEMENT    12B-1     OTHER       ANNUAL         WAIVERS/      NET ANNUAL
FUND                                     FEE        FEE     EXPENSES    EXPENSES    REIMBURSEMENTS     EXPENSES
Bramwell Growth                         1.00%      0.25%      0.44%       1.69%             --          1.69%
PRO FORMA - Sentinel Capital
Growth
   Class A                              0.70%(3)   0.30%      0.20%       1.20%             --          1.20%(4)
----------------------------------------------------------------------------------------------------------------
Bramwell Focus                          1.00%      0.25%      1.75%       3.00%          (1.25)%        1.75%(5)
PRO FORMA - Sentinel Growth
Leaders
   Class A                              0.90%(3)   0.30%      0.55%       1.75%             --          1.75%(4)
----------------------------------------------------------------------------------------------------------------

(1) The Bramwell Funds have adopted a frequent trading policy, which is described below under "Comparison of Purchase, Redemption and Exchange Policies and Procedures".

(2) All Bramwell Growth and Bramwell Focus Funds' shareholders as of the Effective Date of each Reorganization will be eligible to purchase shares of the Sentinel Capital Growth and Sentinel Growth Leaders Fund, respectively, without a sales charge after each Reorganization.

(3) The Sentinel Capital Growth Fund pays an advisory fee at the rate of 0.70% per annum on the first $500 million of the Fund's average daily net assets; 0.65% per annum on the next $300 million of such assets; 0.60% per annum on the next $200 million of such assets; 0.50% per annum on the next $1 billion of such assets; and 0.40% of such assets over $2 billion. The Sentinel Growth Leaders Fund pays an advisory fee at the rate of 0.90% per annum on the first $500 million of the Fund's average daily net assets; 0.85% per annum on the next $300 million of such assets; 0.80% per annum on the next $200 million of such assets; 0.70% per annum on the next $1 billion of such assets; and 0.60% of such assets over $2 billion.

(4) The Sentinel Funds' annual expenses are based on estimates for the current fiscal year. SAC and/or an affiliate has agreed to waive fees and/or reimburse expenses to keep the net annual expenses of each Sentinel Fund at no more than 1.75% for two years after each Reorganization.

(5) BramCap has contractually agreed to waive fees and/or reimburse expenses so that the Net Annual Expenses of each Bramwell Fund is no more than 1.75% through December 31, 2006 for the Bramwell Focus Fund.

EXAMPLES

These examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. These examples assume that you invest $10,000 in each Fund for the time periods indicated, that the Fund's operating expenses remain the same, and that your investment has a 5% return each year. This assumption is not meant to indicate that you will receive a 5% annual rate of return. Your annual return may be more or less than the 5% used in these examples. Although your actual costs may be higher or lower, based on these assumptions your costs would be as shown below. NOTE THAT THE AMOUNTS SHOWN FOR THE BRAMWELL FOCUS FUND REFLECT THE EXPENSE CAP ARRANGEMENT DESCRIBED ABOVE. IN ADDITION, THE AMOUNTS SHOWN FOR THE SENTINEL FUNDS DO NOT INCLUDE THE IMPACT OF THE MAXIMUM FRONT-END SALES LOAD, BECAUSE NO SALES LOAD WILL BE IMPOSED IN CONNECTION WITH EACH REORGANIZATION AND A BRAMWELL FUND SHAREHOLDER WHO RECEIVES CLASS A SHARES OF A SENTINEL FUND IN A REORGANIZATION WILL BE ELIGIBLE TO PURCHASE ADDITIONAL CLASS A SHARES OF THE CORRESPONDING SENTINEL FUND AFTER THE REORGANIZATION WITHOUT ANY FRONT-END SALES LOAD.

FUND/CLASS                                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Bramwell Growth                              $172      $533      $918     $3,230
PRO FORMA - Sentinel Capital Growth
   Class A                                    158       490       845      1,845
--------------------------------------------------------------------------------
Bramwell Focus                               $178      $810    $1,467     $3,230
PRO FORMA - Sentinel Growth Leaders
   Class A                                    178       551       949      2,062
--------------------------------------------------------------------------------

INVESTMENT ADVISOR AND PORTFOLIO MANAGER. BramCap is the investment advisor to each of the Bramwell Funds and is registered as an investment advisor under the Investment Advisers Act of 1940 ("Advisers Act"). BramCap's principal business address is 745 Fifth Avenue, New York, New York 10151.

SAC is the investment advisor to each of the Sentinel Funds and is registered as an investment advisor under the Advisers Act. SAC's principal business address is National Life Drive, Montpelier, Vermont 05604. Christian W. Thwaites is the President and Chief Executive Officer of SAC. SAC is a Vermont general partnership of (1) Sentinel Asset Management Advisors, Inc., a wholly owned subsidiary of Sentinel, which is a wholly owned subsidiary of National Life Insurance Company ("National Life"), which is a wholly owned subsidiary of NLV Financial Corporation, which is a wholly owned subsidiary of National Life Holding Co., (2) HTK of Delaware, Inc., a wholly owned subsidiary of Hornor Townsend & Kent, Inc., which is a wholly owned subsidiary of Independence Square Properties, Inc., which is a wholly owned subsidiary of The Penn Mutual Life Insurance Company and (3) Sentinel Management Company, a partnership of (a) Sentinel and (b) HTK of Delaware, Inc. National Life, National Life Holding Co., NLV Financial Corporation, Sentinel Asset Management Advisors, Inc., Sentinel and Sentinel Management Company are all located at One National Life Drive, Montpelier, VT 05604. HTK of Delaware, Inc., Hornor Townsend & Kent, Inc., Independence Square Properties, Inc. and The Penn Mutual Life Insurance Company are all located at 600 Dresher Road, Horsham, PA 19044.

Elizabeth R. Bramwell is the portfolio manager of the Bramwell Funds and is expected to be the portfolio manager of the Sentinel Funds. Ms. Bramwell is the Chief Executive Officer of BramCap, which she founded in 1994, and the President and Chief Investment Officer of the Corporation. Ms. Bramwell holds the Chartered Financial Analyst designation.

The Bramwell Funds' Statement of Additional Information and the Sentinel Funds preliminary Statement of Additional Information provide additional information about the Ms. Bramwell's compensation, other accounts managed by her and her ownership of Fund shares.

COMPARISON OF PRINCIPAL INVESTMENT OBJECTIVES, STRATEGIES, AND POLICIES. This section will help you compare the principal investment objectives and policies of each Fund. Please be aware that this is only a brief discussion. More complete information may be found in each of the Bramwell Fund's Prospectus and Statement of Additional Information and Sentinel Funds' preliminary Prospectus and Statement of Additional Information, as they may be amended and/or supplemented.

BRAMWELL GROWTH FUND                      SENTINEL CAPITAL GROWTH FUND

PRINCIPAL INVESTMENT OBJECTIVE            PRINCIPAL INVESTMENT OBJECTIVE

Seeks primarily long-term capital         Seeks long-term growth of capital and,
growth and secondarily current income.    secondarily, income.

PRINCIPAL INVESTMENT STRATEGIES           PRINCIPAL INVESTMENT STRATEGIES

Invests primarily in a broad range of     Normally invests primarily in a broad
common stocks of U.S. companies that      range of common stocks of companies
BramCap believes have above-average       that SAC believes have above-average
growth potential.                         growth potential.

May invest up to 25% of its assets in     May invest up to 25% of its net assets
equities of foreign issuers.              in stocks of foreign issuers.

BRAMWELL GROWTH FUND                      SENTINEL CAPITAL GROWTH FUND

May not invest more than 25% of its       May invest in repurchase agreements,
total assets in a single issuer (other    provided the counterparty maintains
than securities issued by the U.S.        the value of the underlying securities
government).                              at a value not less than the
                                          repurchase price stated in the
May not own more than 10% of the          agreement.
outstanding voting shares of any one
issuer.                                   May invest up to 100% of its assets in
                                          cash, commercial paper, high-grade
May hold cash or cash equivalents and     bonds, or cash equivalents for
invest without limit in U.S.              temporary defensive reasons if SAC
government obligations when adverse       believes that adverse market or other
economic or market conditions exist,      conditions warrant such investment.
in the event of exceptional redemption
requests or when BramCap determines       May use derivative instruments for
that a temporary defensive position is    hedging purposes, and for other
advisable.                                investment purposes such as
                                          replicating permitted investments, as
Although not anticipated to be widely     long as such investments do not have
used, may also use for risk or            the effect of leveraging portfolio
portfolio management purposes various     risks, but only when immediately
techniques and hedging instruments to     thereafter not more than 5% of its
increase or decrease its exposure to      total assets are held in derivative
the effects of possible changes in        positions.
security prices, currency exchange
rates or other factors, such as
options, futures, foreign currency
contracts, repurchase agreements,
short sales and securities lending.

PRINCIPAL INVESTMENT POLICIES             PRINCIPAL INVESTMENT POLICIES

May not:                                  May not:
o  Violate the diversification            o  Violate diversification
   requirements under the 1940 Act;          requirements under the 1940 Act;
o  Issue senior securities or borrow      o  Invest more than 5% of its assets
   money except for temporary purposes       in a single issuer other than
   in amounts up to 10% of its net           securities issued or guaranteed by
   assets (including the amount              the U.S. government, its agencies
   borrowed) less liabilities (not           or instrumentalities, including
   including the amount borrowed) at         mortgage-backed securities;
   the time of such borrowing,            o  Borrow except from banks in an
   provided that collateral                  amount up to 5% of a Fund's total
   arrangements with respect to              assets for temporary or emergency
   currency exchange contracts,              purposes or to meet redemption
   futures contracts and other               requests that might otherwise
   permitted investments shall not be        require the untimely disposition of
   deemed to entail the issuance of          securities;
   senior securities if appropriately     o  Purchase securities on margin;
   covered;                               o  Deal in real estate;
o  Make any investments while             o  Act as an underwriter of securities
   outstanding borrowings exceed 5% of       issued by others;
   the value of its total assets;         o  Purchase from or sell to any
o  Invest 25% or more of its net             officer, director or employee of
   assets in one or more issuers             the Sentinel Group Funds, Inc., SAC
   conducting their principal business       or SFSC (or any of their officers
   in the same industry;                     or directors) any securities other
o  Make loans, although it may invest        than Fund shares;
   in debt securities, enter into         o  Invest in oil, gas or other mineral
   repurchase agreements and lend its        exploration or development programs
   portfolio securities;                     or leases;
o  Invest in securities or other          o  Invest more than 5% of its net
   assets that the Bramwell Board            assets in warrants valued at the
   determines to be illiquid if more         lower of cost or market, or more
   than 15% of the Fund's net assets         than 2% of its net assets in
   would be invested in such                 warrants that are not listed on
   securities;                               either the New York Stock Exchange
o  Purchase or sell commodities or           or the American Stock Exchange;
   commodity contracts (other than        o  Invest for the purposes of
   financial futures and related             exercising control or management;
   options);                                 or

BRAMWELL GROWTH FUND                      SENTINEL CAPITAL GROWTH FUND

o  Invest in oil, gas, or mineral         o  Make short sales of securities.
   exploration or development programs    o  Invest more than 25% in securities
   or leases;                                of companies within a single
o  Purchase securities on margin,            industry;
   except for such short-term credit      o  Invest in restricted securities;
   as may be necessary for the            o  Invest in illiquid securities;
   clearance of transactions and          o  Buy options on individual
   except for borrowings in amounts          securities, except to hedge
   not exceeding 10% of its net              underlying securities it owns, or
   assets;                                   to close out transactions in
o  Purchase or sell real estate or           options written;
   make real estate mortgage loans or     o  Sell options on individual
   invest in real estate limited             securities, except to generate
   partnerships, except securities           additional income on securities it
   issued by entities engaged in the         owns, or to close out transactions
   real estate industry or instruments       in options purchased;
   backed by real estate;                 o  Sell options on securities indices
o  Act as an underwriter of securities       or futures on securities indices,
   issued by others, except to the           except to hedge portfolio risks, or
   extent it may be deemed to be an          to close out positions in such
   underwriter in connection with the        index options or futures that had
   disposition of its portfolio              previously been purchased;
   securities; and                        o  Sell such index options or futures
o  Purchase or retain the securities         with aggregate notional amounts in
   of any issuer if those officers or        excess of that Fund's exposure to
   directors of the Fund or its              the market or sector covered by
   investment adviser owning                 such index option or future;
   individually more than 1/2 of 1% of    o  Purchase options on securities
   the securities of such issuer             indices or futures on securities
   together own more than 5% of the          indices, except in anticipation of
   securities of such issuer.                buying securities related to the
                                             index, or to close out positions in
                                             such index options or futures that
                                             it had previously sold (in
                                             purchasing such index options or
                                             futures, it must set aside cash or
                                             short-term money market investments
                                             so as to ensure that the purchase
                                             of such index options or futures
                                             does not result in leveraging its
                                             portfolio);
                                          o  Enter into swap agreements, unless
                                             it segregates cash or appropriate
                                             liquid securities in an amount
                                             equal to its obligations under swap
                                             agreements; and when an agreement
                                             provides for netting of the
                                             payments by the two parties,
                                             segregates only the amount of its
                                             net obligation, if any;
                                          o  Transact in OTC derivatives
                                             involving counterparty risk, unless
                                             it deals only with counterparties
                                             that meet appropriate credit
                                             guidelines, and will limit exposure
                                             to any counterparty such that the
                                             sum of the value of all portfolio
                                             securities it held of which the
                                             issuer is the counterparty or an
                                             affiliate of the counterparty, plus
                                             the exposure to the counterparty in
                                             respect of the OTC options, does
                                             not exceed 5% of its total assets;
                                             and
                                          o  Invest more than 25% of its net
                                             assets in repurchase agreements.

PRIMARY DIFFERENCES. The primary differences between the two Funds are (1) the Bramwell Fund may make short sales (under certain circumstances) and the Sentinel Fund may not, (2) the Sentinel Fund and the Bramwell Fund have different limitations regarding investments in a single issuer, (3) the Sentinel Fund has certain restrictions on securities transactions with its own Directors and officers and those of certain service providers that the Bramwell Fund does not, (4) the Sentinel Fund has restrictions on purchases of warrants that the Bramwell Fund does not, (5) the Bramwell Fund may invest in restricted securities while the Sentinel Fund may not, (6) the Sentinel Fund has certain restrictions on the use of derivative securities that the Bramwell Fund does not and (7) the Sentinel Fund has certain restrictions on the amount of assets it may invest in repurchase agreements that the Bramwell Fund does not. In addition, the Sentinel Capital Growth Fund's investment objective is a fundamental policy, which requires shareholder approval to change, while the Bramwell Growth Fund's is not.

BRAMWELL FOCUS FUND                       SENTINEL GROWTH LEADERS FUND

PRINCIPAL INVESTMENT OBJECTIVE            PRINCIPAL INVESTMENT OBJECTIVE

Seeks long-term capital appreciation      Seeks long-term capital appreciation

PRINCIPAL INVESTMENT STRATEGIES           PRINCIPAL INVESTMENT STRATEGIES

Normally invests primarily in common      Normally invests primarily in common
stocks of 20 to 30 U.S. companies that    stocks of 20 to 30 companies that SAC
BramCap believes have above-average       believes have above-average growth
growth potential.                         potential.

May invest up to 25% of its assets in     May invest up to 25% of its net assets
equities of foreign issuers.              in stocks of foreign issuers.

May not invest more than 25% of its       May invest in repurchase agreements,
total assets in a single issuer (other    provided the counterparty maintains
than securities issued by the U.S.        the value of the underlying securities
government).                              at a value not less than the
                                          repurchase price stated in the
May not own more than 10% of the          agreement.
outstanding voting shares of any one
issuer.                                   May invest up to 100% of its assets in
                                          cash, commercial paper, high-grade
May hold cash or cash equivalents and     bonds, or cash equivalents for
invest without limit in U.S.              temporary defensive reasons if SAC
government obligations when adverse       believes that adverse market or other
economic or market conditions exist,      conditions warrant such investment.
in the event of exceptional redemption
requests or when BramCap determines       May use derivative instruments for
that a temporary defensive position is    hedging purposes, and for other
advisable.                                investment purposes such as
                                          replicating permitted investments, as
Although not anticipated to be widely     long as such investments do not have
used, may also use for risk or            the effect of leveraging portfolio
portfolio management purposes various     risks, but only when immediately
techniques and hedging instruments to     thereafter not more than 5% of its
increase or decrease its exposure to      total assets are held in derivative
the effects of possible changes in        positions.
security prices, currency exchange
rates or other factors, such as
options, futures, foreign currency
contracts, repurchase agreements,
short sales and securities lending.

PRINCIPAL INVESTMENT POLICIES             PRINCIPAL INVESTMENT POLICIES

May not:                                  May not:
o  Issue senior securities or borrow      o  Borrow except from banks in an
   money except for temporary purposes       amount up to 5% of a Fund's total
   in amounts up to 10% of its net           assets for temporary or emergency
   assets (including the amount              purposes or to meet redemption
   borrowed) less liabilities (not           requests that might otherwise
   including the amount borrowed) at         require the untimely disposition of
   the time of such borrowing,               securities;
   provided that collateral               o  Purchase securities on margin;
   arrangements with respect to           o  Deal in real estate;
   currency exchange contracts,           o  Act as an underwriter of securities
   futures contracts and other               issued by others;
   permitted investments shall not be     o  Purchase from or sell to any
   deemed to entail the issuance of          officer, director or employee of
   senior securities if appropriately        the Sentinel Group Funds, Inc., SAC
   covered;                                  or SFSC (or any of their officers
o  Make any investments while                or directors) any securities other
   outstanding borrowings exceed 5% of       than Fund shares;
   the value of its total assets;
o  Invest 25% or more of its net
   assets in one or more issuers
   conducting their principal business
   in the same industry;

BRAMWELL FOCUS FUND                       SENTINEL GROWTH LEADERS FUND

o  Make loans, although it may invest     o  Invest in oil, gas or other mineral
   in debt securities, enter into            exploration or development programs
   repurchase agreements and lend its        or leases;
   portfolio securities;                  o  Invest more than 5% of its net
o  Invest in securities or other             assets in warrants valued at the
   assets that the Bramwell Board            lower of cost or market, or more
   determines to be illiquid if more         than 2% of its net assets in
   than 15% of the Fund's net assets         warrants that are not listed on
   would be invested in such                 either the New York Stock Exchange
   securities;                               or the American Stock Exchange;
o  Purchase or sell commodities or        o  Invest for the purposes of
   commodity contracts (other than           exercising control or management;
   financial futures and related             or
   options);                              o  Make short sales of securities.
o  Invest in oil, gas, or mineral         o  Invest more than 25% in securities
   exploration or development programs       of companies within a single
   or leases;                                industry;
o  Purchase securities on margin,         o  Invest in restricted securities;
   except for such short-term credit      o  Invest in illiquid securities;
   as may be necessary for the            o  Buy options on individual
   clearance of transactions and             securities, except to hedge
   except for borrowings in amounts          underlying securities it owns, or
   not exceeding 10% of its net              to close out transactions in
   assets;                                   options written;
o  Purchase or sell real estate or        o  Sell options on individual
   make real estate mortgage loans or        securities, except to generate
   invest in real estate limited             additional income on securities it
   partnerships, except securities           owns, or to close out transactions
   issued by entities engaged in the         in options purchased;
   real estate industry or instruments    o  Sell options on securities indices
   backed by real estate;                    or futures on securities indices,
o  Act as an underwriter of securities       except to hedge portfolio risks, or
   issued by others, except to the           to close out positions in such
   extent it may be deemed to be an          index options or futures that had
   underwriter in connection with the        previously been purchased;
   disposition of its portfolio           o  Sell such index options or futures
   securities; and                           with aggregate notional amounts in
o  Purchase or retain the securities         excess of that Fund's exposure to
   of any issuer if those officers or        the market or sector covered by
   directors of the Fund or its              such index option or future;
   investment adviser owning              o  Purchase options on securities
   individually more than 1/2 of 1% of       indices or futures on securities
   the securities of such issuer             indices, except in anticipation of
   together own more than 5% of the          buying securities related to the
   securities of such issuer.                index, or to close out positions in
                                             such index options or futures that
                                             it had previously sold (in
                                             purchasing such index options or
                                             futures, it must set aside cash or
                                             short-term money market investments
                                             so as to ensure that the purchase
                                             of such index options or futures
                                             does not result in leveraging its
                                             portfolio);
                                          o  Enter into interest rate swap
                                             transactions and total return swaps
                                             on fixed income indices, except in
                                             circumstances in which there is no
                                             leveraging of credit risk in the
                                             portfolio, or in which significant
                                             diversification or reduction of
                                             credit risk results;
                                          o  Enter into default swaps on
                                             fixed-income securities, except for
                                             the purpose of hedging credit risk
                                             on securities it owned, and take on
                                             additional credit risk through the
                                             use of default swaps;
                                          o  Enter into swap agreements, unless
                                             it segregates cash or appropriate
                                             liquid securities in an amount
                                             equal to its obligations under swap
                                             agreements; and when an agreement
                                             provides for netting of the
                                             payments by the two parties,
                                             segregates only the amount of its
                                             net obligation, if any;

BRAMWELL FOCUS FUND                       SENTINEL GROWTH LEADERS FUND

                                          o  Transact in OTC derivatives
                                             involving counterparty risk, unless
                                             it deals only with counterparties
                                             that meet appropriate credit
                                             guidelines, and will limit exposure
                                             to any counterparty such that the
                                             sum of the value of all portfolio
                                             securities its held of which the
                                             issuer is the counterparty or an
                                             affiliate of the counterparty, plus
                                             the exposure to the counterparty in
                                             respect of the OTC options, does
                                             not exceed 5% of its total assets;
                                             and
                                          o  Invest more than 25% of its net
                                             assets in repurchase agreements.

PRIMARY DIFFERENCES. The primary differences between the two Funds are (1) the Bramwell Fund may make short sales (under certain circumstances) and the Sentinel Fund may not, (2) the Bramwell Fund has certain limitations regarding investments in a single issuer that the Sentinel Fund does not, (3) the Sentinel Fund has certain restrictions on securities transactions with its own Directors and officers and those of certain service providers that the Bramwell Fund does not, (4) the Sentinel Fund has restrictions on purchases of warrants that the Bramwell Fund does not, (5) the Bramwell Fund may invest in restricted securities while the Sentinel Fund may not, (6) the Sentinel Fund has certain restrictions on the use of derivative securities that the Bramwell Fund does not and (7) the Sentinel Fund has certain restrictions on the amount of assets it may invest in repurchase agreements that the Bramwell Fund does not. In addition, the Sentinel Growth Leaders Fund's investment objective is a fundamental policy, which requires shareholder approval to change, while the Bramwell Focus Fund's is not.

Because Ms. Bramwell is expected to manage the Sentinel Funds, it is anticipated that she will use essentially the same investment selection process currently utilized by the Bramwell Funds. In this process, Ms. Bramwell attempts to identify companies that are expected to grow as a result of the potential long-term return from their investment in research, development, capital spending and market expansion. In addition, she looks for companies that she perceives to be attractively valued relative to their future growth prospects, as well as to that of the market as a whole. Ms. Bramwell utilizes a blended "top-down" and "bottom-up" approach. In top-down analysis, focus is on such macroeconomic factors as inflation, interest and tax rates, currency and political climate. In bottom-up analysis, focus is on company-specific variables, such as competitive industry dynamics, market leadership, proprietary products and services, and management expertise, as well as on financial characteristics, such as returns on sales and equity, debt/equity ratios and earnings and cash flow growth. With respect to the Bramwell Growth Fund's current income objective, she also analyzes a company's dividend-paying characteristics when selecting investments for that Fund. Fundamental research supports investment decisions, which may include the use of corporate financial reports and press releases, company presentations, meetings with management, general economic and industry data supplied by government agencies and trade associations, and research reports provided by Wall Street analysts that is synthesized and analyzed to develop financial and valuation models for each individual company in an attempt to project future sales and earnings growth potential and relative valuations and to facilitate informed investment decisions. Ms. Bramwell expects to sells Fund holdings when the valuation of the underlying company relative to its future growth rate appears to have become excessive, the fundamentals of a company are perceived to be deteriorating, or more attractive alternative investments surface.

DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS. Each Bramwell Fund has adopted a Service and Distribution Plan ("Plan") pursuant to Rule 12b-1 under the 1940 Act. The Bramwell Board believes that the adoption of such plans may stimulate new sales of each Fund's shares, causing growth in the size of each Fund and potentially leading to economies of scale and lower expense ratios for both current and new shareholders. Each Plan authorizes payments by a Fund in connection with the distribution of its shares at an annual rate, as determined from time to time by the Bramwell Board, or up to 0.25% of the Fund's average daily net assets. Payments may be made by a Fund under the Plan for the purpose of financing any activity primarily intended to result in the sales of shares of the Fund as determined by the Bramwell Board. Such activities typically include advertising; compensation for sales and sales marketing activities of financial service agents and others, such as dealers or distributors; shareholder account servicing; and production and dissemination of prospectuses and sales and marketing materials to prospective investors. To the extent any activity is one which a Fund may finance without a Plan, the Fund may also make payments to finance such activity outside of the Plan and not subject to its limitations. Payments under the Plan are not tied exclusively to actual distribution and service expenses, and the payments may exceed distribution and service expenses actually incurred.

SFSC is the principal underwriter and distributor for each of the Sentinel Funds pursuant to a written agreement. Sentinel Group Funds, Inc. has adopted plans pursuant to Rule 12b-1 under the 1940 Act for its Class A shares. In all cases, the plans reimburse SFSC for expenses actually incurred in distributing the Sentinel Funds. Equity Services, Inc., Janney Montgomery Scott, Inc., and Hornor, Townsend & Kent, Inc., which are affiliates of the partners of SAC, receive a dealer reallowance equal to the entire sales charge on their sales of Sentinel Fund shares. As a result, they may be considered underwriters of those Funds' shares. SFSC will reimburse all broker-dealers who agree with SFSC to undertake activities designed to specifically promote the Sentinel Funds, for costs incurred by these broker-dealers in the course of these activities. SAC, SFSC or their affiliates also make payments out of their own resources to selected broker-dealers, banks and other financial intermediaries for providing services intended to result in the sale of Sentinel Fund shares, for shareholder servicing activities and/or other activities linked to the distribution of Sentinel Fund shares.

The Class A shares of the Sentinel Funds are authorized to pay 12b-1 service fees of up to 0.30% of the Funds' average daily net assets attributable to Class A shares. These fees reimburse SFSC for expenses actually incurred in marketing the Funds. Those expenses may include distribution and service fees paid by SFSC to other broker-dealers up to the maximum annual rate. Class A shares charge a front-end sales load at the time of purchase as shown below.

SALES SIZE            % OF OFFERING    % OF NET AMOUNT       DEALER
                           PRICE           INVESTED        REALLOWANCE
$0-24,999                  5.00%             5.26%            4.50%
$25,000-49,999             4.50%             4.71%            4.25%
$50,000-99,999             4.00%             4.17%            3.75%
$100,000-249,999           3.00%             3.10%            2.75%
$250,000-999,999           2.00%             2.04%            1.75%
$1,000,000 or more         0.00%             0.00%            0.00%

HOWEVER, SHAREHOLDERS OF THE BRAMWELL FUNDS WHO RECEIVE SENTINEL FUND SHARES IN A REORGANIZATION WILL BE ELIGIBLE TO PURCHASE CLASS A SHARES OF ANY FUND IN THE SENTINEL FAMILY OF FUNDS WITHOUT ANY FRONT-END SALES CHARGE AFTER EACH REORGANIZATION AND NO FRONT-END COMPENSATION WILL BE PAID TO ANY DEALER ON THOSE SHARES. In cases in which there is no sales charge because the purchase was $1,000,000 or more, SFSC will pay dealers compensation of 1.00% for sales of up to $14,999,999. In these cases, if you redeem the shares in the first eighteen months after the purchase, a 1.00% CDSC will be imposed. For sales in excess of these amounts, SFSC will individually negotiate dealer compensation and CDSCs. After the second year, there will be no CDSC. Any CDSC is imposed on the lower of the cost or the current net asset value of the shares redeemed. If you redeem part of your shares, your redemption request will be increased by the amount of any CDSC due. If you redeem your entire account, SFSC will deduct any CDSC due from the redemption proceeds. SFSC receives the entire amount of any CDSC paid. The CDSC is waived in the circumstances described below. In determining whether a CDSC is payable, SFSC will first redeem shares not subject to any charge.

RIGHT OF ACCUMULATION. Quantity discounts begin with investments in Class A of $100,000 or more. Quantity discounts are based on the current offering price of the total of all classes of shares purchased at any time in the past, if such purchases were made by you, your spouse or minor children, or a fiduciary for these persons. Shares held under the tax identification number of anyone other than you, your spouse or minor children, however, do not qualify for quantity discounts. Eligible accounts include personal accounts, certain retirement accounts, employee benefit plan accounts, UGMA/UTMA accounts, joint tenancy accounts, trust accounts and transfer on death accounts, as well as shares purchased by a trust of which you are a beneficiary.

LETTER OF INTENT. You may use a letter of intent to obtain a reduced initial sales charge if you plan to make investments that include Class A shares, and if the total of the offering price of all such investments is $100,000 or more over a period of 13 months (30 months in the case of corporate qualified plans). The letter of intent is not a binding commitment by you to complete the intended purchases. All your purchases made under the letter of intent during the period covered will be made at the reduced sales charge for your intended total purchase. Dividends and distributions will be reinvested without a sales charge and will not count as purchases under the letter of intent. We will hold in escrow 2% of the shares you purchase under the letter of intent, and release these shares when you have completed the intended purchases. If by the end of the period covered by the letter of intent you have not made the intended purchases, an additional sales charge may be due. The additional amount will be equal to what the initial sales charge would have been on the amount actually invested, minus the sales charges already paid. We will notify you if an additional sales charge is due. You may pay this additional sales charge within 20 days after our notification is sent, or we may redeem shares held in escrow to the extent necessary to pay this charge. Then we will release any remaining escrow shares. The redemption of shares for this purpose will be a taxable event to you.

AG&T ADVANTAGE PROGRAM. Employers establishing either SIMPLE IRA plans under the Small Business Protection Act of 1996 or Section 403(b) plans, for which American Guaranty & Trust Company is the custodian, may group participating employee accounts together in such a way as to result in reduced sales charges for quantity purchases. Quantity discounts under this program are based upon the current offering price of amounts previously invested in the Funds.

NET ASSET VALUE PURCHASES. You may purchase Class A shares of a fund in the Sentinel Family of Funds at net asset value if you are (a) a current or former Director of the Sentinel Family of Funds or certain predecessor funds; (b) a current or former employee or Director of the general partners of SAC or its affiliates or of the National Life Insurance Company employee benefit plans; (c) directors, employees and clients of the Sentinel Family of Funds' sub-advisors, if any; (d) directors and employees of Beneficial Life Insurance Company, and other strategic partners of SAC and/or SFSC; (e) registered representatives and other employees of securities dealers that have entered into a sales agreement with SFSC; (f) members of the immediate families of, or survivors of, all of these individuals; (g) non-profit organizations with which any of these persons are actively involved; (h) purchasers who are investing section 403(b) loan principal repayments; and (i) a former shareholder of the Bramwell Growth or Bramwell Focus Fund who received Class A shares of the Sentinel Capital Growth or Sentinel Growth Leaders Fund, respectively, in a Reorganization.

OTHER WAIVERS OF FRONT END LOADS. We also waive the front end load where purchasers demonstrate that they are included in one of the following groups:
(a) investment advisors who place trades for their own accounts or the accounts of their clients, and who charge an investment management fee for their services, and clients of these investment advisors who place trades for their own accounts, if the accounts are linked to the master account of the investment advisor; (b) clients of trust companies who have entered into an agreement with SFSC under which all their clients are eligible to buy Class A shares at net asset value; (c) investments being transferred from individually managed trust accounts at American Guaranty & Trust Company (in this event, SFSC may negotiate a compensation arrangement for broker-dealers who facilitate group transfers of assets on a net asset value basis under this provision); (d) qualified pension, profit-sharing or other employee benefit plans that have entered into a record-keeping services agreement offered by SASC, which offer multiple fund family investment options; and (e) qualified pension, profit-sharing or other employee benefit plans, if the total amount invested in the plan is at least $1,000,000, the sponsor signs a $1,000,000 letter of intent, or the shares are purchased by an employer-sponsored plan with at least 100 eligible employees, and all of the plan's transactions are executed through a single financial institution or service organization who has entered into an agreement with SFSC to use the Funds in connection with the accounts. SFSC may pay dealers for monthly net sales of the Funds sold at net asset value to an employee benefit plan in accordance with the last item on the list above, as follows: 1% of the first $10 million of these purchases, plus 0.50% of the next $10 million of these purchases, plus 0.25% of amounts in excess of $20 million of these purchases.

You may be charged a transaction fee by a broker or agent if you effect transactions in Fund shares through a broker or agent. More information about sales charge reductions and waivers will be available, free of charge in a clear and prominent format, via hyperlink at the Funds' website at www.sentinelfunds.com and in the Funds' preliminary Statement of Additional Information, which is available on request.

If you sell shares or receive dividends or capital gains distributions in cash and subsequently want to reinvest your proceeds, you may do so within 90 days at net asset value, without paying any additional sales charge.

COMPARISON OF PURCHASE, REDEMPTION AND EXCHANGE POLICIES AND PROCEDURES. The following highlights the purchase, redemption, and exchange policies and procedures of the Funds. For a more complete discussion of each share class' purchase, redemption, and exchange policies and procedures, please see the applicable section(s) of the Bramwell Funds' Prospectus and the Sentinel Funds preliminary Prospectus.

The price of Fund shares is based on the next calculation of net asset value after your order is placed. Any purchase orders properly placed prior to the close of business on the NYSE (generally 4:00 p.m. Eastern time) will be priced at the net asset value determined that day.

ITEM                         BRAMWELL FUNDS                SENTINEL FUNDS

INVESTMENT MINIMUM/
ADDITIONAL INVESTMENTS

 Regular accounts              $1,000/$100                   $1,000/$50
 IRA and other
 qualified retirement
 accounts                        $500/$100                   $1,000/$50
 Gift to Minor                    $500/$50                   $1,000/$50
 Coverdell ESA                    $500/$50                   $1,000/$50
 Automatic plans                   $50/$50                      $50/$50

PURCHASES             Purchases may be made by      Purchases may be made by
                      check, wire, telephone and    check, wire, dealer wire,
                      automatic investment plan.    online, telephone,
                                                    government direct deposit,
                                                    and payroll savings plan.

REDEMPTIONS           Redemptions may be made by    Redemptions may be made by
                      mail, telephone and wire      mail, dealer wire, online,
                                                    telephone, or systematic
                                                    withdrawal.

EXCHANGES             Exchanges of shares of one    Exchanges of shares of one
                      fund for shares of the other  Fund for shares of the same
                      Bramwell Fund or the First    class of another fund in the
                      American Prime Obligations    Sentinel Family of Funds, if
                      or American Treasury          offered, may be made by
                      Obligations Funds may be      telephone, in writing or by
                      made by telephone (for a      automatic exchange. New
                      fee) or in writing. The       purchases must remain in an
                      Funds may modify or           account for 15 days before
                      terminate the exchange        they can be exchanged. The
                      privilege with 60 days        normal minimum account sizes
                      notice.                       apply to new accounts opened
                                                    by exchange. The Funds may
                                                    modify or terminate the
                                                    exchange privilege with 60
                                                    days notice.

SMALL ACCOUNT FEE     The Funds do not charge a     Due to the expense of
                      small account fee, but do     maintaining accounts with
                      reserve the right to redeem   small balances, the Funds
                      all of the shares in the      reserve the right to
                      account if the net asset      liquidate, and/or to charge
                      value of the account falls    an annual maintenance fee of
                      below $500 in order to        up to $25 to any account
                      relieve the Funds of the      that has a current value
                      cost of maintaining very      less than $1,000 and that
                      small accounts. The Funds     has been open for at least
                      will give you prior 30 days'  24 months. This fee will be
                      written notice to bring up    deducted automatically from
                      the balance of the account.   each participant account in
                      The policy does not apply to  June of each year unless it
                      IRAs and other tax-sheltered  is prepaid.
                      accounts or if the account
                      drops below $500 due to
                      market action.

ITEM                         BRAMWELL FUNDS                SENTINEL FUNDS

FREQUENT TRADING      The Funds reserve the right   The Funds will reject any
                      to reject any purchase or     purchase order or exchange
                      exchange order, which it      request if the Fund has
                      reasonably determines to be   determined (i) that an
                      in connection with excessive  investor has a history of
                      trading, including any        excessive trading (generally
                      purchase or exchange order    six or more in-and-out
                      accepted by any               transactions in the Fund
                      shareholder's financial       within a rolling
                      intermediary firm. The Fund   twelve-month period), or
                      will consider eight           (ii) that a shareholder's
                      exchanges in or out of a      trading, in the judgment of
                      Fund per calendar year to be  the Funds, has been or may
                      evidence of excessive         be disruptive to the Funds.
                      trading by a shareholder. In  The Funds will impose an
                      addition, if the Fund         excessive trading fee of 2%
                      determines, in its sole       of the amount redeemed. The
                      discretion, that a            policy does not apply to
                      shareholder's short-term      transactions attributable to
                      trading, although within the  systematic exchanges or
                      eight exchanges limit, is     dollar cost averaging.
                      disruptive, it may, in its    Investors who engage in
                      discretion, reject any        certain types of regular
                      additional purchase and       transactions may be
                      exchange orders, or cancel    permitted to invest in the
                      or revoke a purchase or       Funds if SAC determines that
                      exchange on the following     their transactions do not
                      business day. At its          constitute excessive trading
                      discretion, the Fund may      and are not adverse to the
                      apply these restrictions      Funds.
                      across all accounts under
                      common ownership, control or
                      perceived affiliation.

NET ASSET VALUE       Net asset value is            Net asset value is
                      calculated each day that the  calculated each day that the
                      NYSE is open at 4:00 p.m.     NYSE is open at 4:00 p.m.
                      Eastern Time by dividing the  Eastern Time by dividing the total value of the assets of  total value of the assets of
                      each Fund, less its           each Fund, less its
                      liabilities, by the total     liabilities, by the total
                      number of each Fund's         number of each Fund's
                      outstanding shares.           outstanding shares.

ITEM                         BRAMWELL FUNDS                SENTINEL FUNDS

SECURITIES VALUATION  A security listed or traded   Domestic equity securities
                      on a recognized stock         are valued at the latest
                      exchange is valued at its     transaction prices on the
                      last sale price prior to the  principal stock exchanges on
                      time when assets are valued   which they are traded by
                      on the principal exchange on  independent pricing
                      which the security is         services. Unlisted and
                      traded. NASDAQ National       listed securities for which
                      Market and SmallCap           there were no sales or
                      securities are valued at the  insufficient sales during
                      NASDAQ Official Closing       the day are valued at the
                      Price ("NOCP"). If no sale    mean between the latest
                      or NOCP is reported and for   available bid and asked
                      all other securities for      prices. Fixed-income
                      which over-the-counter        securities are valued daily
                      market quotations are         on the basis of valuations
                      readily available, the most   furnished by an independent
                      current bid price. Debt       pricing service that
                      securities which will mature  determines valuations for
                      in more than 60 days and      normal institutional-sized
                      equity securities are valued  trading units of debt
                      at prices furnished by a      securities. Financial
                      pricing service approved by   futures are valued at the
                      the Bramwell Board subject    settlement price established
                      to review and determination   each day by the board of
                      of the appropriate price by   trade or exchange on which
                      BramCap, whenever a           they are traded.
                      furnished price is            Exchange-traded options are
                      significantly different from  valued at the last sale
                      the previous day's furnished  price unless there is no
                      price. Securities which will  timely sale price, in which
                      mature in 60 days or less     event an average of current
                      are valued at amortized       bids and offers provided by
                      cost. Generally, trading in   market makers is used. Money
                      foreign securities, as well   market securities are valued
                      as U.S. government            on the basis of amortized
                      securities and certain cash   cost, which involves valuing
                      equivalents and repurchase    a portfolio instrument at
                      agreements, is substantially  its cost initially and
                      completed each day at         thereafter assuming a
                      various times prior to the    constant amortization to
                      close of the NYSE. Foreign    maturity of any discount or
                      currency exchange rates are   premium, regardless of the
                      also generally determined     impact of fluctuating
                      prior to the close of the     interest rates on the market
                      NYSE. All assets and          value of the instrument.
                      liabilities initially
                      expressed in foreign
                      currencies will be converted
                      into United States dollars
                      at the mean between the bid
                      and offer prices of such
                      currencies against U.S.
                      dollars furnished by a
                      pricing service approved by
                      the Bramwell Board.

FAIR VALUATION        Where quotations are not      If events occur that are
                      readily available, a Fund's   expected to materially
                      investments are valued at     affect the value of a Fund's
                      fair value as determined by   portfolio securities, the
                      management and approved in    Fund may value such
                      good faith by the Bramwell    securities at their fair
                      Board. Occasionally, events   value. The Fund's Board of
                      affecting the value of such   Directors ("Sentinel Board")
                      securities and such exchange  has delegated this
                      rates may occur between the   responsibility to a pricing
                      times at which they are       committee, subject to its
                      determined and at the close   review and supervision.
                      of the NYSE, which will not   Events that may materially
                      be reflected in the           affect the value of
                      computation of net asset      portfolio securities include
                      value. If during such         events affecting specific
                      periods, events occur which   issuers (e.g., a halt in
                      materially affect the value   trading of the securities of
                      of such securities, the       an issuer on an exchange
                      securities will be valued at  during the trading day or a
                      their fair market value as    company report or
                      determined by management and  announcement regarding
                      approved in good faith by     earnings or a merger) or
                      the Bramwell Board.           events affecting securities
                                                    markets generally (e.g.,
                                                    market volatility, including
                                                    a substantial upward or
                                                    downward movement of the
                                                    U.S. markets, economic or
                                                    political news or a natural
                                                    disaster). There can be no
                                                    assurance, however, that a
                                                    fair valuation used by a
                                                    Fund on any given day will
                                                    more accurately reflect the
                                                    market value than the market
                                                    price.

The Reorganization Plan requires that the assets of the Bramwell Funds be valued pursuant to the Sentinel Funds pricing procedures for purposes of each Reorganization. THE DIFFERENCES BETWEEN THE PRICING PROCEDURES OF AND THE PRICING SERVICES USED BY THE BRAMWELL FUNDS AND THE SENTINEL FUNDS IS NOT CURRENTLY EXPECTED TO IMPACT THE NET ASSET VALUE PER SHARE OF THE FUNDS AT THE TIME OF THE REORGANIZATION, ALTHOUGH IT IS POSSIBLE THIS COULD OCCUR.

DISTRIBUTION POLICY AND TAXATION:  DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS.

BRAMWELL FUNDS. The Funds intend to pay dividends from net investment income and net realized capital gains (not offset by capital loss carryovers) on an annual basis in the December quarter. You may elect to reinvest all income dividends and capital gain distributions in shares of the appropriate Fund or you may elect to receive all dividends and distributions in cash. If you do not specify an election, all income dividends and capital gain distributions will automatically be reinvested in full and fractional shares of the appropriate Fund calculated to the nearest 1,000th of a share. Shares will be purchased at the net asset value per share in effect on the business day after the dividend record date and will be credited to your account on such date. Reinvested dividends and distributions receive the same tax treatment as those paid in cash. If you elect to have dividends and/or capital gains paid in cash, a Fund will automatically reinvest all distributions under $10 in additional shares of the Fund. If an investor elects to receive distributions in cash and the U.S. Postal Service cannot deliver your check, or if a check remains uncashed for six months, the Fund reserves the right to reinvest the distribution check in the shareholder's account at the Fund's then current net asset value per share and to reinvest all subsequent distributions.

SENTINEL FUNDS. The Funds distribute their net investment income, if any, annually. For each Fund, distributions of any net realized capital gains for a fiscal year are paid in December, following the November 30th fiscal year-end. You may elect to receive all or any part of your dividends and/or capital gains distributions in cash, shares of your Fund, or shares of the same class of another fund in the Sentinel Family of Funds. Unless you elect otherwise, your dividends and capital gains distributions will be reinvested in shares of the same Fund. Any dividend or distribution of less than $10.00 must be reinvested. If you elect to receive dividends and/or capital gain distributions in cash and the postal or other delivery service is unable to deliver checks to your address of record, your distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed dividend or other distribution checks.

You will pay tax on dividends and capital gains distributions from the Funds whether you receive them in cash, additional shares or shares of another fund in the Sentinel Family of Funds. If you redeem Fund shares or exchange them for shares of another fund in the Sentinel Family of Funds, any gain on the transaction may be subject to tax. The Funds make distributions that generally are taxed either as ordinary income or capital gains. Certain dividend income, including dividends received from qualifying foreign corporations, and long-term capital gain are eligible for taxation at a reduced rate that applies to non-corporate shareholders. To the extent that a Fund's distributions are derived from qualifying dividend income and long-term capital gains, such distributions will be eligible for taxation at the reduced rate. However, to the extent a Fund's distributions are derived from income on debt securities and non-qualifying foreign corporations and/or short-term capital gain, its distributions generally will not be eligible for this reduced tax rate. If you are neither a lawful permanent resident nor a citizen of the U.S. or if you are a foreign entity, the Funds' ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies or the type of income is eligible for distribution without withholding and the particular Fund has elected to pay such distribution free of withholding.

Dividends and interest received may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. It is unlikely that a credit or deduction will be available to any Fund's shareholders with respect to such taxes. By law, your dividends of ordinary income, capital gains, distributions and redemption proceeds will be subject to a withholding tax if you have not provided a taxpayer identification number or social security number or if the number you have provided is incorrect.

The Sentinel Growth Leaders Fund's investment strategy results in higher portfolio turnover, which may cause the Fund to recognize capital gains and capital losses for tax purposes earlier than it would if its turnover rate was lower.

This section summarizes some of the consequences under current federal tax law and relevant state and local tax laws of investments in the Funds. It is not a substitute for personal tax advice. Consult your personal tax advisor about the potential tax consequences of an investment in any of the Funds under all applicable tax laws.

                  THE CURRENT AND PROPOSED ADVISORY AGREEMENTS

The Current Advisory Agreements for the Bramwell Funds Under the current advisory agreements (attached as Exhibit B), each Bramwell Fund pays BramCap a management fee at the annual rate of 1.00% of the aggregate daily net assets of that Fund. The current advisory agreement for the Bramwell Growth Fund was last approved by shareholders on _________________ and by the Bramwell Board on ______________. It was submitted to shareholders to _________________. The current advisory agreement for the Bramwell Focus Fund was last approved by shareholders on _________________ and by the Bramwell Board on ______________. These advisory agreements must be approved annually by vote of the Bramwell Board or by the vote of a majority of the outstanding voting securities of the applicable Fund, but in either event it must also be approved by a vote of a majority of the directors who are not interested persons as defined under the 1940 Act ("Independent Directors") cast in person at a meeting called for the purpose of voting on such approval. A vote of a majority of the outstanding voting securities in the context of approval of an investment advisory agreement means the affirmative vote of the lesser of (1) 67% of Fund shares present at the meeting if more than 50% of the outstanding shares of the Fund are present in person or by proxy or (2) more than 50% of the outstanding shares of the Fund. Each advisory agreement will terminate automatically in the event of its assignment and is terminable at any time without penalty by the Bramwell Board, or, with respect to a particular Fund, by a majority of the Fund's outstanding voting securities on not more than 60 days' written notice to BramCap and by BramCap on 90 days' written notice to the Fund. Under each advisory agreement, in the absence of willful misfeasance, bad faith or gross negligence in performance or reckless disregard of obligations or duties under the advisory agreements on the part of BramCap or except for a loss resulting from a breach of fiduciary duty with respect to receipt of compensation for services, BramCap is not liable to the Funds or its shareholders for any error of judgment or for any loss suffered by the Fund in connection to the matters to which the advisory agreement relates.

The Proposed Advisory Agreement for the Sentinel Funds Under the proposed advisory agreement (attached as Annex I to Exhibit A), each Sentinel Fund would pay SAC a management fee at the annual rate specified below of the average daily net assets of that Fund.

                              FIRST $500    NEXT $300    NEXT $200    NEXT $1    IN EXCESS OF $2
FUND                          MILLION       MILLION      MILLION      BILLION    BILLION
------------------------------------------------------------------------------------------------
Sentinel Capital Growth       0.70%         0.65%        0.60%        0.50%      0.40%
Sentinel Growth Leaders       0.90%         0.85%        0.80%        0.70%      0.60%

The proposed advisory agreement must be approved annually by vote of the Sentinel Board or by the vote of a majority of the outstanding voting securities of the applicable Fund, but in either event it must also be approved by a vote of a majority of the Independent Directors cast in person at a meeting called for the purpose of voting on such approval. A vote of a majority of the outstanding voting securities in the context of approval of an investment advisory agreement means the affirmative vote of the lesser of (1) 67% of Fund shares present at the meeting if more than 50% of the outstanding shares of the Fund are present in person or by proxy or (2) more than 50% of the outstanding shares of the Fund. Each advisory agreement will terminate automatically in the event of its assignment and is terminable at any time without penalty by the Sentinel Board, or, with respect to a particular Fund, by a majority of the Fund's outstanding voting securities on not more than 60 days' written notice SAC and by SAC on 60 days' written notice to the Fund. Under each advisory agreement, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties under the advisory agreement on the part of the SAC, SAC is not liable to the Funds or its shareholders for any act or omission in the course of, or in connection with, rendering services under the advisory agreement or for any losses that may be sustained in the purchase, holdings or sale of any security.

If the proposed advisory agreement had been in place for the Funds' last fiscal year, the Bramwell Funds would have paid the following advisory fees:

FUND               2004 ACTUAL   2004 PRO FORMA    DIFFERENCE AS A PERCENTAGE OF
                 ADVISORY FEES    ADVISORY FEES             THE 2004 ACTUAL FEES
Bramwell Growth
Bramwell Focus

ADVISORY FEES FOR FUNDS WITH A SIMILAR INVESTMENT OBJECTIVE

SAC manages other series of Sentinel Group Funds, Inc. In addition, Sentinel manages the series of the Sentinel Variable Products Trust ("SVPT Funds"), which serve as investment vehicles for National Life separate accounts that hold the assets related to National Life's individual variable life insurance and variable annuity contracts. Sentinel utilizes the same personnel as SAC.

Advisory fee rates for the other series of Sentinel Group Funds, Inc. and the SVPT Funds with a similar investment objective are as follows:

FUND                              FEE

Sentinel Capital Opportunity,     0.70% per annum on the first $500 million of
Sentinel International Equity     the Fund's average daily net assets; 0.65% per
and Sentinel Mid Cap Growth       annum on the next $300 million of such assets;
Funds                             0.60% per annum on the next $200 million of
                                  such assets; 0.50% per annum on the next $1 billion of such assets; and 0.40% of such assets over $2 billion

Sentinel Small Company Fund(1)    0.70% per annum on the first $200 million of
                                  the Fund's average daily net assets; 0.65% per annum on the next $100 million of such assets;
                                  0.60% per annum on the next $100 million of such assets; and 0.55% per annum on such assets in excess of $400 million.

SVPT Mid Cap Growth and Small     0.50% per annum on the first $20 million of
Company Funds                     average daily net assets of each such Fund;
                                  0.40% per annum on the next $20 million of such assets of each such Fund; and 0.30% per annum on such assets of each such Fund in excess of $40 million

(1) In determining the breakpoint for the advisory fee for the Small Company Fund, its assets are aggregated with the Sentinel Balanced, Sentinel International Equity and Sentinel Mid Cap Growth Funds.

Sentinel, SAC and/or an affiliate has voluntarily agreed to waive fees and/or reimburse expenses as necessary to limit these Funds' overall expense ratios to the amounts shown below:

FUND                                            EXPENSE RATIO          UNTIL
Sentinel Capital Opportunity Fund (Class A)             1.30%        9/26/06
SVPT Mid Cap Growth Fund                                0.82%       12/31/06
SVPT Small Company Fund                                 0.74%       12/31/06

As of December 31, 2005, the assets of the these funds were as follows:

FUND                                            NET ASSETS
Sentinel Capital Opportunity Fund
Sentinel International Equity Fund
Sentinel Mid Cap Growth Fund
Sentinel Small Company Fund
SVPT Mid Cap Growth Fund
SVPT Small Company Fund

SENTINEL BOARD CONSIDERATION AND APPROVAL OF THE PROPOSED ADVISORY AGREEMENT

The Sentinel Board considered the approval of the proposed advisory agreement at a special meeting held on November 14, 2005. During this review, it considered all factors believed relevant, including the performance of each Bramwell Fund as compared to that of similar mutual funds not managed by BramCap; the nature, extent and quality of services to be rendered by SAC and its affiliates; revenue to be received by SAC from the Sentinel Funds; the costs to be borne by, and pro forma profitability of, SAC and its affiliates in providing services to the Sentinel Funds; pro forma Sentinel Fund advisory fees and Class A share expenses as compared to those of similar mutual funds not managed by SAC; the extent to which economies of scale would be realized as the Sentinel Funds grow and whether fee levels reflect these economies of scale for the benefit of investors; the professional experience and qualifications of Ms. Bramwell and other BramCap investment personnel; and the terms of the proposed advisory agreement.

ADVISOR PERSONNEL AND INVESTMENT PROCESS. At the November meeting, the Sentinel Board noted that Ms. Bramwell has worked in the investment industry for more than 35 years, that she has more than ten years of experience as President of BramCap and that she has been managing each Bramwell Fund since its inception. The Sentinel Board also discussed with Ms. Bramwell her investment process and management style.

FUND PERFORMANCE. The Sentinel Board reviewed the investment performance of each Bramwell Fund, noting that the Bramwell Growth Fund's 5- and 10-year returns ranked in the top half of the selected Morningstar peer group, while the 1-year return ranked in the third quartile of that group, and the Bramwell Focus Fund's 1- and 5-year returns ranked in the top half of the selected Morningstar peer group.

ADVISORY FEES AND EXPENSES. The Sentinel Board discussed the pro forma management fee and expense ratios of the Sentinel Funds, noting that each Sentinel Funds' advisory fee schedule included the use of breakpoints, that the pro forma management fee and total annual expenses for the Sentinel Capital Growth Fund ranked in the top half of the selected Morningstar peer group, that the Sentinel Growth Leaders Fund's pro forma advisory fee was near the median of the selected Morningstar peer group and that, while the Sentinel Growth Leaders Fund's pro forma net expenses rank in the third quartile of that peer group, the Fund's projected assets were also about half of the next smallest fund in that group. The Sentinel Board also noted that the Sentinel Funds' maximum advisory fee was lower than each corresponding Bramwell Fund.

PROFITABILITY. The Sentinel Board reviewed information prepared by SAC, calculated on a pro forma basis, regarding the projected profitability to SAC of its advisory relationship with each Sentinel Fund as well as the overall profitability to SAC and its affiliates as compared to the profitability of thirteen publicly held investment management companies provided by Morningstar Associates LLC. The Sentinel Board noted that SAC did not expect management of the Sentinel Funds to be profitable during the first year.

ECONOMIES OF SCALE. The Sentinel Board considered whether there could be economies of scale with respect to the management of the Sentinel Funds, and whether the Sentinel Funds would appropriately benefit from any available economies of scale. The Sentinel Board noted that the proposed advisory agreement included an advisory fee breakpoint schedule. They also considered the current level of assets of each Bramwell Fund. After reviewing these and related factors, the Sentinel Board concluded, within the context of their overall conclusions regarding the proposed advisory agreement, that the extent to which economies of scale were shared with the Sentinel Funds supported the proposed advisory agreement.

CONCLUSION. The Sentinel Board considered SAC to be an experienced asset management firm and Ms. Bramwell to be an experienced portfolio manager. After deliberations by the Sentinel Board's Independent Directors without the presence of employees of SAC or its affiliates, all of the Directors present, which constituted a majority of the Sentinel Board and of the Independent Directors, approved the proposed advisory agreement, subject to any required shareholder approval, concluding that the proposed advisory agreement was reasonable in relation to the services to be provided and that it was in the best interests of each Sentinel Fund.

                    COMPARISON OF PRINCIPAL INVESTMENT RISKS

We cannot guarantee that any Fund's investment objective will be achieved. You can find additional information about the securities and investment techniques used by the Funds in the Bramwell Funds' Statement of Additional Information and the Sentinel Funds' preliminary Statement of Additional Information.

PRINCIPAL INVESTMENT RISKS

BRAMWELL FUNDS

GENERAL RISKS. Investment in any mutual fund has inherent risks. The Funds are subject to the same general risks as all mutual funds. Both Funds will invest primarily in the common stocks of various companies, subjecting the Funds, and you as a shareholder, to the risks of common stock investing. While both Funds are best suited for investors seeking long-term performance, the Focus Fund should be regarded as more aggressive in that the price movement of a single stock may have a greater positive or negative effect on overall portfolio performance. The Funds are not intended either by themselves or together to constitute a balanced investment program. There is no assurance that the investment objectives of the Funds will be realized or that a Fund's portfolio will not decline in value. You may lose money by investing in the Funds.

MARKET RISK. Economic conditions change and stock markets are volatile. Political and economic factors such as changes in inflation and interest rates, currency fluctuations, political climate and taxes may have a negative impact on the performance of the Funds.

INDIVIDUAL COMPANY RISK. Changes in factors specific to a particular company, such as its competitive position, quality of management or demand for its products and services, may also have a negative impact on the performance of the Funds.

FOREIGN INVESTING RISK. Foreign investments may be riskier than U.S. investments because of factors such as unstable international political and economic conditions, currency fluctuations, foreign controls on investment and currency exchange, withholding taxes, a lack of adequate company information, less liquid and more volatile markets, immature economic structures, unfamiliar legal systems and a lack of government regulation.

HEDGING RISK. Investing for hedging purposes may result in certain transaction costs which may reduce a Fund's performance. In addition, no assurances can be given that each hedge will be perfectly correlated with the security or currency that it is being hedged against.

NON-DIVERSIFIED PORTFOLIO RISK. The Bramwell Focus Fund is a non-diversified fund, meaning that it may hold fewer securities than a diversified portfolio. This increases the risk that the value of the Fund could be affected to a greater degree by the overperformance or underperformance of any single investment choice.

SENTINEL FUNDS

STOCK MARKET AND SELECTION RISK. Stock market risk is the risk that the stock market will go down in value, including the possibility that the market will go down sharply and unpredictably. Selection risk is the risk that the investments that SAC selects will underperform that stock market or other funds with similar investment objectives and investment strategies.

INVESTMENT STYLE RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions of the issuing company's growth of earnings potential. Also, because growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of value stocks that can cushion stock prices in a falling market. The Funds' performance may at times be better or worse than the performance of funds that focus on other types of stocks or that have a broader investment style.

NON-DIVERSIFIED RISK. The Sentinel Growth Leaders Fund is a non-diversified fund, meaning that it may hold fewer securities than a diversified portfolio and may take larger positions in individual stocks. As a result, the Fund may be more affected by the performance of a particular stock than a fund investing in a broader range of securities.

FOREIGN SECURITIES RISK. The Funds are subject to foreign securities risks, although only where they are trading in the U.S., and only where trading is denominated in U.S. dollars. Investing in foreign securities involves certain special risks in addition to those associated with U.S. securities. For example, the Funds may be affected favorably or unfavorably by changes in currency rates or exchange control regulations. Foreign markets may have less active trading volume than those in the United States, and values may fluctuate more as a result. If the Funds had to sell securities to meet unanticipated cash requirements, they might be forced to accept lower prices. There may be less supervision and regulation of foreign exchanges. Foreign companies generally release less financial information than comparable U.S. companies. Furthermore, foreign companies generally are not subject to uniform accounting, auditing and financial reporting requirements. Other possible risks include seizing of assets by foreign governments, high and changing taxes and withholding taxes imposed by foreign governments on dividend and/or interest payments, difficulty enforcing judgments against foreign issuers, political or social instability, or diplomatic developments that could affect U.S. investments in those countries.

DERIVATIVES RISK. Derivative investments involve credit risk (the risk that the counterparty of the derivative transaction will be unable to honor its financial obligation to the Fund), hedging risk (the risk that the derivative instrument will not fully offset the underlying positions), liquidity risk (the risk that the Fund cannot sell the derivative instrument because of an illiquid secondary market) and, when hedging, the risk that the intended risk management purpose of the derivative instrument may not be achieved, and may produce losses or missed opportunities.

NOT GUARANTEED RISK. None of the Funds is guaranteed or insured by the U.S. government. The value of the Fund's shares is expected to fluctuate.

PORTFOLIO TURNOVER RISK. The Sentinel Growth Leaders Fund's investment strategy results in higher portfolio turnover. High turnover would cause the Fund to incur higher trading costs, including more brokerage commissions, and may reduce returns. It may also cause the Fund to recognize capital gains and capital losses for tax purposes earlier than it would if its turnover rate was lower.

REPURCHASE AGREEMENTS RISK. If the repurchase agreement counterparty defaults on its repurchase obligation, the Fund would have the bonds and be able to sell them to another party, but it could suffer a loss if the proceeds from a sale of the bonds turn out to be less than the repurchase price stated in the agreement. If the counterparty becomes insolvent or goes bankrupt, a Fund may be delayed in being able to sell bonds that were subject to the repurchase agreement. In general, for federal income tax purposes, repurchase agreements are treated as collateralized loans secured by the securities "sold". Therefore, amounts earned under such agreements are not eligible for the dividends-received deduction available to corporate shareholders or for treatment as qualified dividend income taxable at reduced rates in the hands of non-corporate shareholders.

SECURITIES LENDING RISK. Securities lending programs are subject to borrower default risk (e.g., borrower fails to return a loaned security and there is a shortfall on the collateral posted by the borrower), cash collateral investment risk (e.g., principal loss resulting from the investment of the cash collateral) and security recall/return risk (e.g., the Fund is unable to recall a security in time to exercise valuable rights or sell the security). In addition, substitute payments are not treated as a dividend and, therefore, are not eligible for the dividends-received deduction available to corporate shareholders or for treatment as qualified dividend income taxable at reduced rates in the hands of non-corporate shareholders.

TEMPORARY DEFENSIVE POSITIONS. If a Fund takes a temporary defensive position, it may invest all or a large portion of its assets in U. S. government securities, high-quality, money-market instruments, bank deposits, or cash. If a Fund takes a temporary defensive position, it may not achieve its investment objective(s).

PRIMARY DIFFERENCES. There are no material differences in the principal investment risks of the Funds.

                   INFORMATION RELATING TO THE REORGANIZATIONS

DESCRIPTION OF THE REORGANIZATIONS. The following summary is qualified in its entirety by reference to the Reorganization Plan found in Exhibit A.

The Reorganization Plan provides that all of the assets and liabilities ("net assets") of each Bramwell Fund will be transferred to the corresponding Sentinel Fund as of the Effective Time on the Closing Date of each Reorganization. In exchange for the transfer of net assets, each Sentinel Fund will simultaneously issue as of the Effective Time of the Reorganization a number of full and fractional shares of Class A shares of the Sentinel Fund to the corresponding Bramwell Fund equal in value to the value of the net assets of such Bramwell Fund as of the Effective Time of the Reorganization.

A shareholder of each Bramwell Fund owning shares as of the Effective Time of the Reorganization will receive Class A shares of the corresponding Sentinel Fund with the same aggregate value as the shareholder had in that Bramwell Fund as of the Effective Time of the Reorganization. This will be accomplished by the issuance of shares of the applicable Sentinel Fund and the establishment of accounts in the names of the shareholders of each Bramwell Fund on the stock records of the corresponding Sentinel Fund's transfer agent. Each account will represent the respective pro rata number of full and fractional shares of each Sentinel Fund due to the shareholders of the corresponding Bramwell Fund. Each Sentinel Fund will not issue share certificates to shareholders. Shares of each Sentinel Fund to be issued will have no preemptive or conversion rights. The issued and outstanding shares of the applicable Bramwell Fund will be redeemed and cancelled and returned to the status of authorized but unissued shares of the Corporation. No sales charges or redemption fees will be imposed in connection with each Reorganization. The Corporation will be subsequently de-registered as an investment company and dissolved.

The Reorganization Plan contains customary representations, warranties, and conditions. The Reorganization Plan provides that the consummation of each Reorganization is conditioned upon, among other things: (i) approval of each Reorganization by the shareholders of the applicable Bramwell Fund; (ii) receipt by the Corporation and Sentinel Group Funds, Inc. of a tax opinion to the effect that each Reorganization will be tax free for federal income tax purposes to each Fund and the shareholders of each Bramwell Fund; and (iii) an opinion from counsel that the shares of Sentinel Group Funds, Inc. representing each Sentinel Fund, to be issued to shareholders of the corresponding Bramwell Fund, are duly authorized and legally issued, fully paid, and non-assessable, and that no shareholder of an Sentinel Fund has any option, warrant, or preemptive right to subscription or purchase with respect to that Sentinel Fund.

The Reorganization Plan may be amended by the mutual consent of the Corporation and Sentinel Group Funds, Inc. provided the amendment does not have a material adverse effect on the interests of such shareholders without their approval. In addition, the Reorganization Plan may be terminated at any time prior to the Closing by either the Corporation or Sentinel Group Funds, Inc. with notice to the other party.

COSTS OF THE REORGANIZATIONS. The Reorganizations are estimated to cost approximately $_____________. SAC and/or an affiliate has agreed to pay the expenses incurred in connection with the Reorganizations, including any costs associated with legal expenses and the costs of preparing, filing, printing, and mailing this Proxy Statement/Prospectus and soliciting shareholder votes.

FEDERAL INCOME TAXES. The combination of each Bramwell Fund and the corresponding Sentinel Fund is intended to qualify, for U.S. federal income tax purposes, as a tax-free reorganization under Section 368(a) of the Code. If each Reorganization so qualifies, neither Bramwell Fund nor its shareholders will recognize a gain or a loss as a result of a Reorganization; the tax basis of each Sentinel Fund's shares received will be the same as the basis of the corresponding Bramwell Fund's shares; and the holding period of each Sentinel Fund's shares received will include the holding period of the corresponding Bramwell Fund's shares, provided that such shares were held as capital assets at the time of the applicable Reorganization.

As a condition to the closing of each Reorganization, the Corporation and Sentinel Group Funds, Inc. will receive an opinion from tax counsel on these points. The opinion of counsel is not binding on the Internal Revenue Service and does not preclude the Internal Revenue Service from adopting a contrary position. As a result of the Reorganization, the tax attributes of each Bramwell Fund are expected to continue to be available for use by the corresponding Sentinel Fund.

In addition, prior to the Closing Date, each Bramwell Fund may, if required, declare a dividend or dividends which, together with all previous dividends, will have the effect of distributing to such Bramwell Fund's shareholders all of its investment company taxable income, if any, for all taxable years to and including the Closing Date and all of its net capital gains, if any, realized in all taxable years to and including the Closing Date. Although each Reorganization is intended to qualify as tax free for U.S. federal income tax purposes, any dividend paid by a Bramwell Fund may result in taxable income to the Fund's shareholders.

THE SALE OF SECURITIES BY A BRAMWELL FUND BEFORE A REORGANIZATION COULD RESULT IN A TAXABLE CAPITAL GAINS DISTRIBUTION BEFORE THAT REORGANIZATION. EACH BRAMWELL FUND DOES NOT EXPECT TO EFFECT SIGNIFICANT SALES OF SECURITIES AS A RESULT OF ITS REORGANIZATION. SHAREHOLDERS SHOULD CONSULT THEIR OWN TAX ADVISORS CONCERNING THE POTENTIAL TAX CONSEQUENCES OF A REORGANIZATION TO THEM, INCLUDING FOREIGN, STATE, AND LOCAL TAX CONSEQUENCES.

CAPITALIZATION. The following table sets forth, as of January 11, 2006 the unaudited capitalization of the Bramwell Funds, which is likely to be different on the Closing Date as a result of daily Fund share purchase, redemption and market activity. No current or pro forma capitalization is provided for the Sentinel Funds as these Funds are not expected to issue any shares prior to each Reorganization.

                                                                    NET ASSET
FUND                TOTAL NET ASSETS      SHARES OUTSTANDING     VALUE PER SHARE
Bramwell Growth
--------------------------------------------------------------------------------
Bramwell Focus

                         REASONS FOR THE REORGANIZATIONS

At a series of meetings held between November 22 and December 12, 2005, the Bramwell Board reviewed each proposed Reorganization. The Bramwell Board met with the Chief Executive Officer of SAC and received detailed information and materials describing all aspects of the Reorganization, including current and PRO FORMA expenses, comparative investment objectives, policies and restrictions, management, personnel and service providers. The Bramwell Board also took into account Bramcap's decision to sell its assets to Sentinel; Ms. Bramwell's continuing role as portfolio manager of the Funds, the management, reputation, financial strength and resources of Sentinel; the capabilities, practices and resources of Sentinel and the other service providers to the Sentinel Funds; the qualifications and experience of the personnel at Sentinel and its affiliates involved with the Sentinel Funds; and the potential benefits Sentinel's resources could bring to the shareholders of the Bramwell Funds going forward. The Bramwell Board was advised by independent legal counsel throughout this process.

After consideration, the Bramwell Board reached the following conclusions:

TERMS AND CONDITIONS OF REORGANIZATION. The Bramwell Board approved the terms of the Reorganization Plan, specifically noting that the transfer of each Bramwell Fund's assets in exchange for shares of the corresponding Sentinel Fund would be at net asset value so that the interests of shareholders in each Fund would not be diluted with respect to net asset value; all of the liabilities of each Bramwell Fund would be assumed by the corresponding Sentinel Fund; and the expenses of the Reorganizations would not be borne by Bramwell Fund shareholders.

MANAGEMENT FEES; EXPENSE RATIOS. The Bramwell Board noted that the PRO FORMA expenses for the Bramwell Growth Fund reflected an expected significant decrease in management fees and in total annual expenses, and the PRO forma expenses for the Bramwell Focus Fund reflected no change in total annual expenses after waiver and an expected significant decrease in management fees and in total annual expenses before waiver.

INVESTMENT OBJECTIVES, STRATEGIES AND POLICIES; CONTINUITY OF PORTFOLIO MANAGEMENT. The Bramwell Board noted that the investment objectives and strategies of the Funds are substantially similar, and the investment approach will remain the same. The Bramwell Board considered it significant that the Reorganizations offered shareholders of the Bramwell Funds continuity of portfolio management through Ms. Bramwell's on-going role. After the Reorganizations, Ms. Bramwell would be managing the Funds with her investment team, while also leading the Large Cap Growth Team at Sentinel

TAX CONSEQUENCES. The Bramwell Board noted that each Reorganization is expected to qualify for U.S. federal income tax purposes as a tax-free reorganization. If each Reorganization qualifies, shareholders of the Bramwell Funds will not recognize a gain or loss for federal income tax purposes as a result of the Reorganization. However, the Bramwell Funds will declare a dividend, if required, just prior to the Reorganization, which may result in taxable income to those Funds' shareholders. It is also expected that 100% of each Bramwell Fund's capital loss carryforwards, if any, will be available for use by the corresponding Sentinel Fund.

SERVICE FEATURES. The Bramwell Board noted the broader array of service options available to shareholders of the Sentinel Funds, including the ability to exchange into the Class A shares of other funds in the Sentinel Family of Funds without a front-end sales load. The Bramwell Board also noted that shareholders of a Bramwell Fund who receive Class A shares of a Sentinel Fund in a Reorganization would be eligible to purchase Class A shares of any fund in the Sentinel Family of Funds without a load after the Reorganization.

SHAREHOLDER LIABILITIES AND RIGHTS. The Bramwell Board noted that both the Corporation and Sentinel Group Funds, Inc. are Maryland corporations and, therefore, there were no differences in the shareholder liabilities and rights described by the Maryland General Corporation Code ("MGCL"). There were, however, some differences between the Articles and Bylaws of the Corporation and the Charter and Bylaws of Sentinel Group Funds, Inc. Under the Articles of the Corporation, the Bramwell Board may authorize the Corporation to redeem shares of the Bramwell Funds, while the Sentinel Board is limited under the Charter in its ability to do so without also obtaining shareholder approval. Under the Bylaws, shareholders of the Sentinel Funds must own 25% of the issued and outstanding votes entitled to be cast to require a special shareholder meeting, rather than the 10% of the votes entitled to be cast required for the Bramwell Funds.

After evaluating the foregoing factors, as contemplated by the MGCL, those directors present at the meeting of the Bramwell Board on December 12, 2005 who were not interested directors within the meaning of the MGCL determined that each Reorganization was advisable and in the best interest of each Bramwell Fund and its shareholders; in addition, they approved submission of each Reorganization to shareholders of each Bramwell Fund as permitted by the MGCL and the Charter of the Corporation. Ms. Bramwell, who had disclosed to the other directors on the Bramwell Board her interest in each Reorganization by virtue of her ownership of Bramcap, then added her affirmative vote. Another director, Darlene DeRemer, had disclosed to the other directors the arrangements between Sentinel and Grail Partners LLC where she is a partner and which is acting as an advisor to Sentinel in connection with the proposed Reorganization; in view of these arrangements, she did not vote on any matter related to the Reorganization.

 AFTER CONSIDERING ALL OF THESE MATTERS, THE BRAMWELL BOARD RECOMMENDS THAT THE
        SHAREHOLDERS OF EACH BRAMWELL FUND VOTE "FOR" ITS REORGANIZATION.

                               SHAREHOLDER RIGHTS

GENERAL INFORMATION. Both the Corporation and Sentinel Group Funds, Inc. were organized as a Maryland corporation on June 3, 1994 and December 5, 1933, respectively. Each of the Corporation and Sentinel Group Funds, Inc. is governed by its Charter and Bylaws, as each may be supplemented or amended from time to time, and by applicable Maryland law, specifically the MGCL.

AUTHORIZED SHARES. The Corporation is authorized to issue 500,000,000 shares of common stock, $0.0001 par value per share, 400,000,000 of which is classified and designated as described below.

      FUND/CLASS                                NUMBER OF SHARES
      Bramwell Growth                           200,000,000
      Bramwell Focus                            200,000,000

Shares of the Corporation have no conversion, preemptive or subscription rights.

Sentinel Group Funds, Inc. is authorized to issue 2,150,000,000 shares of common stock, $0.01 par value per share, classified and designated, with respect to the Sentinel Funds, as described below.

      FUND/CLASS                                NUMBER OF SHARES
      Sentinel Capital Growth
          Class A                               40,000,000
          Class C                               40,000,000
      Sentinel Growth Leaders
          Class A                               20,000,000
          Class C                               20,000,000

The remaining shares are classified and designated as other series and classes of the Sentinel Group Funds, Inc. Except for the right of conversion of Class B and Class D shares into Class A shares, where available, the shares of the Sentinel Group Funds, Inc. have no conversion rights. The shares have no preemptive or subscription rights.

VOTING RIGHTS. The holders of all shares of stock of each of the Corporation and Sentinel Group Funds, Inc. vote as a single class, except as may be required by Maryland law, the 1940 Act or any other law or applicable order, rule, regulation or interpretation issued by the SEC. However, with respect to any matter that affects one or more (but less than all) series of stock, the holders of only the affected series are entitled to vote on the matter. Holders of shares of each series of the Corporation are entitled to one vote for each share held. Holders of shares of Sentinel Group Funds, Inc. are entitled to one vote for each dollar of net asset value per share of such series for each share held.

SHAREHOLDER MEETINGS. Neither the Corporation nor Sentinel Group Funds, Inc. is required to hold an annual meeting of its shareholders in any year in which none of the following is required to be acted upon by shareholders under the 1940
Act: (i) election of Directors; (ii) approval of the Corporation's investment advisory contract; (iii) ratification of the selection of the Corporation's independent auditors; or (iv) approval of the Corporation's distribution agreement. Special meetings of a Bramwell Fund may be called at any time by the President, Secretary or a majority of the board and shall be called on the written request of shareholders owning at least 10% of the votes entitled to be cast at the meeting, under certain conditions. Special meetings of shareholders of a Sentinel Fund may be called at any time by the Chairman of the board or President and shall be called on the written request of shareholders owning at least 25% of the shares of stock issued and outstanding and entitled to vote.

ELECTION AND TERM OF DIRECTORS. If necessary, Directors are elected at the annual meeting of shareholders or a special meeting held for that purpose. If no annual meeting of the shareholders is required to be held in a particular year, Directors will be elected at the next annual meeting held. Each Director of the Corporation shall hold office until a successor is elected and qualifies or until the Director's death, resignation, or removal as provided in the Bylaws, Charter or by statute. Each Director of Sentinel Group Funds, Inc. serves until a successor is elected and qualifies, until the March meeting of the Sentinel Board after such Director attains age 72, or until the Director's death, resignation, or removal as provided in the Bylaws, Charter or by statute.

SHAREHOLDER LIABILITY. Maryland law provides that shareholders of a corporation are generally not liable for the corporation's debts and obligations.

Director and Officer Liability and Indemnification. Both the Corporation and Sentinel Group Funds, Inc. are governed by Maryland law, which permits a corporation to include in its charter a provision limiting the liability of directors and officers to the corporation and its shareholders for money damages, except for liability resulting from (a) actual receipt of an improper benefit or profit in money, property or services or (b) active and deliberate dishonesty established by a final judgment and that is material to the cause of action. In addition, both the Corporation and Sentinel Group Funds, Inc. maintain directors and officers liability insurance under which their respective Directors are named insureds.

BRAMWELL FUNDS

The Articles of Incorporation of the Corporation make the indemnification of its directors and officers mandatory subject only to the conditions and limitations imposed by the applicable provisions of the MGCL and the 1940 Act. The Corporation intends that conditions and limitations on the extent of the indemnification of directors and officers imposed by the provisions of either the MGCL or 1940 Act shall apply and that any inconsistency between the two will be resolved by applying the provisions of the 1940 Act if the condition or limitation imposed by the 1940 Act is the more stringent.

SENTINEL FUNDS

Sentinel Group Funds, Inc.'s Charter contains a provision that eliminates directors' and officers' liability to the fullest extent permitted by the MGCL, and further provides that this limitation on liability applies to events occurring at the time a person serves as an officer or director of the Corporation whether or not such person is a director or officer at the time of a proceeding in which liability is asserted.

Maryland law requires a corporation (unless its charter provides otherwise) to indemnify a director or officer who has been successful, on the merits or otherwise, in the defense of any proceeding to which he is made a party by reason of his service in that capacity. Maryland law permits a corporation to indemnify its present and former directors and officers, among others, against judgments, penalties, fines, settlements and reasonable expenses actually incurred by them in connection with any proceeding to which they may be made a party by reason of their service in those or other capacities unless it is established that: (1) the act or omission of the director or officer was material to the matter giving rise to the proceeding and (i) was committed in bad faith or (ii) was the result of active and deliberate dishonesty, (2) the director or officer actually received an improper personal benefit in money, property or services or (3) in the case of any criminal proceeding, the director or officer had reasonable cause to believe that the act or omission was unlawful.

A court may order indemnification if it determines that the director or officer is fairly and reasonably entitled to indemnification, even though the director or officer did not meet the prescribed standard of conduct or was adjudged liable on the basis that personal benefit was improperly received. However, indemnification for an adverse judgment in a suit by us or in our right, or for a judgment of liability on the basis that personal benefit was improperly received, is limited to expenses.

In addition, Maryland law permits a corporation to advance reasonable expenses to a director or officer upon receipt of (a) a written affirmation by the director or officer of his or her good faith belief that he or she has met the standard of conduct necessary for indemnification and (b) a written undertaking by him or her or on his or her behalf to repay the amount paid or reimbursed if it is ultimately determined that the standard of conduct was not met. Sentinel Group Funds, Inc.'s Charter provides that it shall indemnify and advance expenses to its currently acting and former directors and officers to the fullest extent that indemnification of directors is permitted by the MGCL.

Sentinel Group Funds, Inc.'s Charter also provides that no provision of the Charter, including the provisions governing liability exculpation and indemnification, shall be effective to protect or purport to protect a director or officer against any liability to Sentinel Group Funds, Inc. or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of office.

Sentinel Group Funds, Inc. also has agreed pursuant to indemnification agreements to indemnify and advance expenses to its independent directors if made a party or threatened to be made a party to a Proceeding (as defined in each indemnification agreement).

The foregoing is only a summary of certain rights of shareholders of the Corporation and Sentinel Group Funds, Inc. and is not a complete description of provisions contained in the sources of those rights. Shareholders should refer to the provisions of the Charter/Articles of Incorporation, Bylaws, MGCL, 1940 Act and NYBCL for a more complete description.

                        MORE INFORMATION ABOUT THE FUNDS

Additional information about each Sentinel Fund, including information concerning operations and management of the Fund, is included in the Funds' preliminary Prospectus and Statement of Additional Information filed with the SEC on December 23, 2005, as they may be further amended and/or supplemented.

Information about each Bramwell Fund is included in the Funds' Prospectus and Statement of Additional Information dated November 1, 2005, as they may be amended and/or supplemented, which are incorporated by reference into this Proxy Statement/Prospectus.

The Bramwell Funds' Prospectus and Statement of additional information are available upon request and without charge by writing to the Bramwell Funds, U.S. Bancorp Fund Services LLC, P.O. Box 701, Milwaukee, WI 53201 or by calling toll-free 1-800-272-6227. The Sentinel Funds' preliminary Prospectus and Statement of Additional Information are available upon request and without charge by writing to the Sentinel Funds at One National Life Drive, Montpelier, VT 05604 or by calling toll-free 1-800-272-6227. They have also been filed with the SEC.

The Funds are each subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and, in accordance with those Acts, file reports and other information, including proxy material and charter documents, with the SEC. These items may be inspected and copied at the Public Reference Facilities maintained by the SEC at 100 F. Street, N.E., Washington, D.C. 20549 and the SEC's regional offices in New York at 233 Broadway, New York, New York 10279 and in Chicago at Citicorp Center, Suite 1400, 500 West Madison Street, Chicago, Illinois 60661. Copies of such materials can also be obtained by mail from the Public Reference Section, SEC, Washington, D.C. 20549 at prescribed rates. The SEC maintains a web site at www.sec.gov that contains reports and other information about the Funds.

FINANCIAL HIGHLIGHTS. The fiscal year end of the Bramwell Funds is June 30. The financial highlights of each Bramwell Fund are contained in the Funds' Prospectus dated November 1, 2005 and have been audited by [ ], the Funds' registered independent public accounting firm. That Prospectus, including the financial highlights, is incorporated by reference into this Proxy Statement/ Prospectus. The fiscal year end of the Sentinel Funds is November 30. Financial highlights for each of the Sentinel Funds are not provided because the Funds are new and are not expected to begin operations until its Reorganization.

                          BRAMWELL BOARD RECOMMENDATION

The Bramwell Board recommends that you vote "FOR" the Reorganization of your Fund.

                                 VOTING MATTERS

GENERAL INFORMATION. This Proxy Statement/Prospectus is being furnished in connection with the solicitation of proxies by the Bramwell Board in connection with the Meeting. It is expected that the solicitation of proxies will be primarily by mail. The solicitation may also include e-mail, telephone, facsimile, Internet, or oral communications by certain employees of BramCap, who will not be paid for these services, and/or by ____________________________, a professional proxy solicitor. Brokers and other nominees may be reimbursed for their reasonable expenses in communicating with the person(s) for whom they hold shares of a Bramwell Fund.

VOTING RIGHTS AND REQUIRED VOTE. Shareholders of each Bramwell Fund on the record date are entitled to one vote for each share held. One-third of all votes entitled to be cast by shareholders of each Bramwell Fund, present in person or by proxy, constitutes a quorum for that Fund. Approval of each Reorganization requires the affirmative vote of a majority of votes entitled to be cast by shareholders of the applicable Bramwell Fund. A vote of a majority of the outstanding voting securities in this context means the affirmative vote of the lesser of (1) 67% of Fund shares present at the meeting if more than 50% of the outstanding shares of the Fund are present in person or by proxy or (2) more than 50% of the outstanding shares of the Fund. Any shareholder giving a proxy may revoke it at any time before it is exercised by submitting to the Secretary of the Corporation a written notice of revocation or a later dated proxy or by attending the Meeting and voting in person.

Shares represented by a properly executed proxy will be voted in accordance with the instructions on the proxy, or if no instructions are provided, the shares will be voted "FOR" the approval of the Reorganization. It is not anticipated that any matters other than the approval of each Reorganization will be brought before the Meeting. Any other matters properly brought before the Meeting will be voted in the discretion of the persons named as proxies. For the purposes of determining the presence of a quorum for transacting business at the Meeting, abstentions will be treated as shares that are present but which have not been voted. For this reason, abstentions will have the effect of a vote against the applicable Reorganization.

If sufficient votes in favor of each Reorganization set forth in the Notice of the Special Meeting are not received by the time scheduled for the Meeting, the affirmative vote of a majority of votes cast at the Meeting and entitled to vote at the Meeting, whether or not sufficient to constitute a quorum, may adjourn the Meeting without further notice to a date not more than 120 days after the Record Date (as defined below) for the Meeting. Any business that might have been transacted at the Meeting originally called may be transacted at any such adjourned session(s) at which a quorum is present. By returning the enclosed form of proxy, you are authorizing the persons named on the proxy to vote in their discretion on any matter that properly comes before the Special Meeting. Therefore, whether you instruct a vote for or against a Reorganization or instruct the proxy to abstain from voting on a Reorganization, those persons will be authorized and are expected to vote in favor of an adjournment if sufficient votes in favor of a Reorganization are not received by the time scheduled for the Special Meeting.

RECORD DATE AND OUTSTANDING SHARES. Only shareholders of record of a Bramwell Fund at the close of business on the NYSE on January 11, 2006 ("Record Date") are entitled to notice of and to vote at the Meeting and at any postponement or adjournment thereof. At the close of business on the NYSE on the Record Date, there were _______________ shares of the Bramwell Growth Fund and ______________ shares of the Bramwell Focus Fund outstanding and entitled to vote at the Meeting.

SECURITY OWNERSHIP OF CERTAIN BENEFICIAL OWNERS AND MANAGEMENT. The Sentinel Funds are newly created series of the Sentinel Group Funds, Inc., which will not issue shares until each Reorganization is consummated. As such, as of the Record Date, no person controlled the Sentinel Funds or owned beneficially or of record any shares of the Sentinel Funds.

As of the Record Date, the current officers and directors of the Corporation in the aggregate beneficially owned less than 1% of the shares of each Bramwell Fund. As of the Record Date, the following shareholders owned of record and beneficially 5% or more of the outstanding shares of either Bramwell Fund, and would have held the same percentage of the applicable Sentinel Fund if the Reorganization had occurred on the Record Date.

NAME AND ADDRESS        FUND        NUMBER OF SHARES        PERCENTAGE OF FUND

Any person owning more than 25% of a Fund's shares may be considered a "controlling person" of the Fund. Accordingly, a controlling person's vote could have a more significant effect on matters presented to shareholders for approval than the vote of other Fund shareholders.

                                 OTHER BUSINESS

The Bramwell Board knows of no other business to be brought before the Meeting. However, if any other matters properly come before the Meeting, proxies will be voted in the discretion of the persons named in the enclosed form of proxy.

                              SHAREHOLDER INQUIRIES

Shareholder inquiries about the Bramwell Funds may be addressed to the Bramwell Funds, U.S. Bancorp Fund Services LLC, P.O. Box 701, Milwaukee, WI 53201.

WHETHER OR NOT YOU EXPECT TO BE PRESENT AT THE MEETING, WE ENCOURAGE YOU TO AUTHORIZE YOUR VOTE BY PROXY. YOU MAY AUTHORIZE YOUR VOTE BY PROXY BY CALLING THE PHONE HUMBER LISTED ON YOUR PROXY CARD, VISITING THE WEBSITE LISTED ON YOUR PROXY CARD OR COMPLETING, SIGNING, DATING AND RETURNING THE PROXY CARD USING THE ENCLOSED POSTAGE PREPAID ENVELOPE.

By Order of the Board of Directors,


Donald G. Allison
Secretary

New York, New York
January 23, 2006

                                    EXHIBIT A

                      AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION ("Agreement") is made as of this 22nd day of November, 2005, by and between The Bramwell Funds, Inc., a Maryland corporation ("BFI"), on behalf of the Bramwell Growth Fund and Bramwell Focus Fund, each a series of BFI (each an "Acquired Fund"), and Sentinel Group Funds, Inc., a Maryland corporation ("SGF"), on behalf of the Sentinel Growth Leaders Fund and Sentinel Capital Growth Fund, each a series of SGF (each an "Acquiring Fund"). All agreements, representations, actions and obligations described in this Agreement made or to be taken or undertaken by any Acquired or Acquiring Fund are made and shall be taken or undertaken by the SGF on behalf of an Acquiring Fund and by BFI on behalf of an Acquired Fund. Other than the Acquiring Funds, no other series of SGF, respectively, is a party to this Agreement.

This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended ("Code"). Each reorganization will consist of the transfer of all of the assets of an Acquired Fund to the corresponding Acquiring Fund in exchange solely for Class A shares of the corresponding Acquiring Fund ("Acquiring Fund Shares"), the assumption by an Acquiring Fund of all of the liabilities of the corresponding Acquired Fund and the distribution of the Acquiring Fund Shares to the shareholders of the corresponding Acquired Fund in liquidation of the Acquired Fund, all upon the terms and conditions set forth in this Agreement. The Acquired Fund and corresponding Acquiring Fund are set forth below:

            ACQUIRED FUND                 ACQUIRING FUND
            Bramwell Growth Fund          Sentinel Capital Growth Fund
            Bramwell Focus Fund           Sentinel Growth Leaders Fund

NOW, THEREFORE, in consideration of the premises and the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR ASSUMPTION OF LIABILITIES AND ACQUIRING FUND SHARES AND THE LIQUIDATION OF THE ACQUIRED FUND.

      1.1 Subject to the terms and conditions set forth in this Agreement and on the basis of the representations and warranties contained in this Agreement, each Acquired Fund agrees to assign, transfer and convey all of its assets as set forth in paragraph 1.2 to the corresponding Acquiring Fund, and each Acquiring Fund agrees in exchange for such assets: (a) to deliver to the corresponding Acquired Fund that number of full and fractional Acquiring Fund Shares equal to the number of full and fractional shares of the Acquired Fund ("Acquired Fund Shares") outstanding immediately prior to the Closing (defined below) at net asset value and (b) to assume the liabilities of the corresponding Acquired Fund as reflected in paragraph 1.3. Such transactions shall take place at the Closing.

      1.2 (a) The assets of each Acquired Fund to be acquired by the corresponding Acquiring Fund ("Assets") shall consist of all property and assets of every kind and nature of the Acquired Fund, including, without limitation, all cash, cash equivalents, securities, receivables (including interest and dividend receivables), claims or rights of action, rights to register shares under applicable securities laws, books and records, any deferred or prepaid expenses and all other property reflected on an unaudited statement of assets and liabilities of the Acquired Fund prepared as of the business day immediately preceding the Closing Date (defined below) by the Acquired Fund's accounting agent in accordance with generally accepted accounting principles ("GAAP") consistently applied from the prior audited period ("Closing Balance Sheet"). A preliminary Closing Balance Sheet shall be delivered to the Acquiring Fund at least 15 business days prior to the Closing Date. The final Closing Balance Sheet shall be delivered at Closing.

            (b) BFI has provided the Acquiring Fund with a list of each Acquired Fund's portfolio securities as of the date of execution of this Agreement. BFI reserves the right to sell any of these securities prior to Closing. BFI will, within a reasonable time prior to the Closing Date, furnish each Acquiring Fund with a list of the securities. In the event that the Acquired Fund holds any investments which the Acquiring Fund may not hold, the Acquired Fund will dispose of such securities prior to the Closing Date in a manner that does not jeopardize the federal tax-free nature of each Reorganization.

      1.3 Each Acquired Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date, other than those liabilities and obligations which would otherwise be discharged at a later date in the ordinary course of business. Each Acquiring Fund shall assume all liabilities, expenses, costs, charges and reserves of the corresponding Acquired Fund reflected on the Closing Balance Sheet. Each Acquiring Fund shall also assume any liabilities, expenses, costs or charges incurred by or on behalf of the corresponding Acquired Fund specifically arising from or relating to the operations and/or transactions of the Acquired Fund prior to and including the Closing Date that are not reflected on the Closing Balance Sheet.

      1.4 Immediately upon the issuance and delivery of the one share of each Acquiring Fund to Sentinel Asset Management, Inc. or an affiliate ("Sentinel") pursuant to paragraph 7.1 of this Agreement, Sentinel is expected to approve the investment advisory agreement between Sentinel Advisors Company and the Acquiring Funds.

      1.5 Immediately prior to or contemporaneously with the consummation of the transactions described in paragraph 1.1, the share of each Acquiring Fund acquired by Sentinel pursuant to paragraph 7.1 shall be redeemed by each Acquiring Fund for $1.00. In addition, prior to the transactions described in paragraph 1.1, each Acquired Fund Shareholder (as defined in paragraph 1.6 below) shall have the right to receive any dividends or other distributions that were declared prior to the Closing Date with respect to the Acquired Fund Shares that are held by such Acquired Fund Shareholders on the Closing Date.

      1.6 Immediately after the transfer of Assets and delivery of the Acquiring Fund Shares, each Acquired Fund will distribute to the corresponding Acquired Fund's shareholders of record ("Acquired Fund Shareholders"), determined as of the Valuation Time (as defined below), on a pro rata basis, the Acquiring Fund Shares received by each Acquired Fund in complete liquidation of each Acquired Fund. Such distribution and liquidation will be accomplished by Sentinel Administrative Services Company ("SASC"), in its capacity as transfer agent for each Acquiring Fund, opening accounts on the stock records of each Acquiring Fund in the names of the corresponding Acquired Fund Shareholders and transferring to each such Acquired Fund Shareholder account the pro rata number of Acquiring Fund Shares due each such Acquired Fund Shareholder from the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund. All issued and outstanding shares of each Acquired Fund will simultaneously be redeemed by that Acquired Fund pursuant to Section 5.8(b) of BFI's Articles of Incorporation and subsequently cancelled. The Acquiring Fund will not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

      1.7 As soon as practicable after the redemption of Acquired Fund Shares, BFI shall take all steps necessary to effect its dissolution and to have its existence terminated in accordance with Maryland General Corporation Law ("MGCL") and other applicable requirements.

      1.8 Any reporting responsibility of the Acquired Fund including, without limitation, the responsibility for filing of regulatory reports, tax returns, or other documents with the Securities and Exchange Commission ("Commission"), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

      1.9 All books and records of each Acquired Fund, including all books and records required to be maintained under the Investment Company Act of 1940, as amended ("1940 Act"), and its rules and regulations, shall be available to the Acquiring Funds from and after the Closing Date and copies of all such books and records shall be turned over to the Acquiring Funds or its agents as soon as practicable following the Closing Date.

2. VALUATION

      2.1 The value of the Assets to be acquired and the liabilities to be assumed by each Acquiring Fund shall be computed as of the close of regular trading on The New York Stock Exchange, Inc. ("NYSE") on the Closing Date ("Valuation Time") after the declaration and payment of any dividends and/or other distributions on that date, using the Acquired Fund's valuation procedures.

      2.2 The number of Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Assets shall be equal to the number of full and fractional Acquired Fund Shares outstanding as of the last daily determination of each Acquired Fund's net asset value on the last business day preceding the Closing Date (after giving effect to any issuances or redemptions of shares of the Acquired Fund prior to or as of such time). Each Acquired Fund shall not issue any shares or redeem any shares after the last daily determination of the Acquired Fund's net asset value on the last business day preceding the Closing Date.

3. CLOSING AND CLOSING DATE

      3.1 The Closing shall occur as of March 17, 2006, or such other date as the parties may mutually agree ("Closing Date"). The Closing shall be held at the offices of Dechert LLP, or such other place as the parties may agree.

      3.2 In the event that immediately prior to the Valuation Time, (a) the NYSE or another primary trading market for portfolio securities of the Acquired Funds is closed to trading, or trading is restricted, or (b) trading or reporting of trading on the NYSE or elsewhere is disrupted so that accurate appraisal of the value of the net assets of the Acquired Funds is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

      3.3 Each Acquired Fund shall deliver to the corresponding Acquiring Fund at the Closing a schedule of its investments as of such date and the Closing Balance Sheet, both of which shall be certified by U.S. Bancorp Fund Services, LLC ("U.S. Bancorp"), the administrator of the Acquired Fund.

      3.4 The Acquired Funds shall cause U.S. Bank, N.A. ("U.S. Bank"), custodian for the Acquired Funds, to deliver at the Closing a certificate of an authorized officer stating that (a) the Assets shall have been delivered in proper form to State Street Bank and Trust Company ("State Street"), custodian for the Acquiring Funds, prior to or on the Closing Date, and (b) all necessary taxes in connection with the delivery of Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. Each Acquired Fund shall cause its portfolio securities represented by a certificate or other written instrument to be presented by U.S. Bank to State Street for examination no later than five (5) business days preceding the Closing Date and transferred and delivered to State Street as of the Closing Date for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. Each Acquired Fund's portfolio securities and instruments deposited with a securities depository, as defined in Rule 17f-4 under the 1940 Act, shall be delivered as of the Closing Date by book entry in accordance with the customary practices of such depositories and State Street. The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of federal funds on the Closing Date.

      3.5 The Acquired Funds shall cause U.S. Bancorp, as transfer agent for the Acquired Funds, to deliver at the Closing a list of the names, addresses and account histories of the Acquired Fund Shareholders and the number and percentage ownership of outstanding Acquired Fund Shares owned by each such shareholder immediately prior to Closing. The Acquiring Fund shall cause its transfer agent, SASC, to deliver at the Closing a certificate as to the opening of accounts in the Acquired Fund Shareholders' names on each Acquiring Fund's share transfer books. Each Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the corresponding Acquired Fund or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund.

      3.6 At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, stock certificates, receipts and other documents as the other party, or its counsel, may reasonably request to effect the transactions contemplated by this Agreement.

4. REPRESENTATIONS AND WARRANTIES OF THE ACQUIRED FUND

BFI, on behalf of the Acquired Funds, represents and warrants to SGF and the Acquiring Funds:

      4.1 BFI is a corporation duly incorporated and existing under the MGCL and in good standing with the State Department of Assessments and Taxation of Maryland ("SDAT"). BFI has the corporate power to own its properties and conduct its business as a registered investment company. BFI has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as it is now being conducted and, subject to approval of shareholders of each Acquired Fund, to carry out the Agreement. Each Acquired Fund is a separate series of common stock, par value $0.0001per share, of BFI duly classified and designated in accordance with the applicable provisions of BFI's Articles of Incorporation. Each Acquired Fund has all necessary federal, state and local authorizations to own all of the properties and assets and to carry on its business as now being conducted.

      4.2 BFI is registered with the Commission as an open-end management investment company under the 1940 Act; such registration has not been revoked or rescinded and is in full force and effect and the Acquired Fund is in compliance in all material respects with the 1940 Act and its rules and regulations.

      4.3 No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by any Acquired Fund of the transactions contemplated in this Agreement, except such as have been obtained under the Securities Act of 1933, as amended ("1933 Act"), the Securities Exchange Act of 1934, as amended ("1934 Act"), and the 1940 Act and such as may be required by state securities laws or the MGCL.

      4.4 Each Acquired Fund is not, and the execution, delivery and performance of this Agreement by BFI will not result (a) in violation of the MGCL or of BFI's Articles of Incorporation or Bylaws; (b) in violation or breach of, or constitute a default under, any material agreement, indenture, instrument, contract, lease, judgment or other undertaking to which the Acquired Fund is a party or by which it is bound, and the execution, delivery and performance of this Agreement by the Acquired Fund will not result in the acceleration of any obligation, or the imposition of any penalty, under any material agreement, indenture, instrument, contract, lease, judgment or other undertaking to which the Acquired Fund is a party or by which it is bound; or (c) in the creation or imposition of any lien, charge or encumbrance on any property or assets of the Acquired Fund.

      4.5 Except as otherwise designated in writing and accepted by each Acquiring Fund, all material contracts and other commitments of or applicable to the Acquired Fund (other than this Agreement) will be terminated, or provision for discharge of any liabilities of the Acquired Fund will be made, at or prior to the Closing Date, without the Acquired Fund or the Acquiring Fund incurring any liability or penalty.

      4.6 No material litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to each Acquired Fund's knowledge, threatened against the Acquired Fund or any properties or assets held by it. Each Acquired Fund knows of no facts which might form the basis for the institution of such proceedings that would materially and adversely affect its business and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

      4.7 The Statements of Assets and Liabilities, Operations, and Changes in Net Assets, the Financial Highlights, and the Investment Portfolio of each Acquired Fund at and for each of the fiscal years ended June 30 have been audited by PricewaterhouseCoopers LLP, an independent registered accounting firm, and are in accordance with GAAP consistently applied, and such statements (copies of which have been furnished to each Acquiring Fund) present fairly, in all material respects, the financial position of the Acquired Fund as of such dates, and there are no known liabilities of each Acquired Fund as of such dates not disclosed in those documents.

      4.8 Since June 30, 2005, there has not been any material adverse change in any Acquired Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted in writing by the corresponding Acquiring Fund.

      4.9 All federal and other tax returns and reports of each Acquired Fund required by law to have been filed by such dates (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provisions shall have been made for the payment thereof, and, to the Acquired Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns.

      4.10 For each taxable year of its operation (including the period ending on the Closing Date), each Acquired Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, and has been eligible to and has computed its federal income tax under Section 852 of the Code.

      4.11 All issued and outstanding shares of each Acquired Fund (a) have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws; (b) are, and on the Closing Date, have been duly authorized and will be validly issued and outstanding, fully paid and non-assessable and not subject to preemptive or dissenter's rights under the MGCL; and (c) will be held of record at the time of the Closing by the persons and in the amounts set forth in the records of US. Bancorp. Neither Acquired Fund has outstanding any options, warrants or other rights to subscribe for or purchase any of its shares nor is there outstanding any security convertible into any of its shares.

      4.12 At the Closing Date, each Acquired Fund will have good and marketable title to the Assets to be transferred to the Acquiring Fund and full right, power and authority to sell, assign, transfer and deliver such Assets free of any liens or other encumbrances, except those liens or encumbrances as to which the corresponding Acquiring Fund has received notice at or prior to the Closing, and upon delivery and payment for such Assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer of the Assets, including such restrictions as might arise under the 1933 Act and the 1940 Act, except those restrictions as to which the Acquiring Fund has received notice at or prior to the Closing.

      4.13 The execution, delivery and performance of this Agreement will have been duly authorized prior to the execution of this Agreement by all necessary action on the part of the Board of Directors of BFI and, subject to the approval of the Acquired Fund Shareholders at a special meeting, this Agreement constitutes a valid and binding obligation of BFI, on behalf of each Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles.

      4.14 The current prospectus and statement of additional information of each Acquired Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and its rules and regulations and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

      4.15 Insofar as the following relate to each Acquired Fund, the registration statement filed by each Acquiring Fund on Form N-14 relating to Acquiring Fund Shares that will be registered with the Commission pursuant to this Agreement, which without limitation, shall include a proxy statement of each Acquired Fund and a prospectus and statement of additional information of each Acquiring Fund with respect to the transactions contemplated by this Agreement, and any supplement or amendment to the prospectus, and the documents contained or incorporated into the prospectus or statement of additional information by reference ("N-14 Registration Statement") will, on the effective date of the N-14 Registration Statement, through the time of the Special Meeting, and on the Closing Date, (a) comply in all material respects with the provisions and regulations of the 1933 Act, 1934 Act and 1940 Act, as applicable, and (b) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements are made, not materially misleading; provided, however, that the representations and warranties in this paragraph shall only apply to statements in or omissions from the Proxy Statement and the N-14 Registration Statement made in reliance upon and in conformity with information that was furnished by BFI.

      4.16 Each Acquired Fund has withheld and paid all federal and other taxes required to have been withheld and paid and has complied with all information reporting and backup withholding requirements. No Acquired Fund anticipates any authority will assess any additional federal or other tax for any period for which tax returns have been filed. No Acquired Fund has participated in a "reportable transaction" within the meaning of Treasury Reg. ss.1.6011-4(b) or a "potentially abusive tax shelter" within the meaning of Section 6112(b) of the Code.

      4.17 Each Acquired Fund will provide the corresponding Acquiring Fund with information reasonably necessary for the preparation of the N-14 Registration Statement, in compliance in all material respects with the 1933 Act, the 1934 Act and the 1940 Act.

5. REPRESENTATIONS AND WARRANTIES OF THE ACQUIRING FUND

      SGF, on behalf of each Acquiring Fund, represents and warrants to BFI and the Acquired Funds as follows:

      5.1 SGF is a corporation incorporated and existing under the MGCL and in good standing with the SDAT. SGF has the corporate power to own its properties and conduct its business as a registered investment company. SGF has all necessary federal, state and local authorization to own all of its properties and assets and to carry on its business as it is now being conducted and to carry out this Agreement. Each Acquiring Fund is a separate series of common stock, par value $0.01 per share, of SGF that will be duly classified and designated in accordance with the applicable provisions of SGF's Charter. SGF has all necessary federal, state and local authorizations to own all of the properties and assets and to carry on its business as now being conducted.

      5.2 SGF is registered with the Commission as an open-end management investment company under the 1940 Act; such registration has not been revoked or rescinded and is in full force and effect and, as of the Closing Date, each Acquiring Fund will be in compliance in all material respects with the 1940 Act and its rules and regulations. The Post-Effective Amendments (defined below) filed by SGF pursuant to this Agreement will, on the effective date of the Post-Effective Amendments, comply in all material respects with the 1940 Act and its rules and regulations.

      5.3 No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by each Acquiring Fund of the transactions contemplated in this Agreement, except such as have been obtained or will be obtained prior to Closing under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws.

      5.4 Each Acquiring Fund is not, and the execution, delivery and performance of this Agreement by SGF will not result (a) in a violation of the MGCL or of SGF's Charter or Bylaws; (b) in a violation or breach of, or constitute a default under, any material agreement, indenture, instrument, contract, lease, judgment or other undertaking to which the Acquiring Fund is a party or by which it is bound, and the execution, delivery and performance of this Agreement by the Acquiring Fund will not result in the acceleration of any obligation, or the imposition of any penalty, under any material agreement, indenture, instrument, contract, lease, judgment or other undertaking to which the Acquiring Fund is a party or by which it is bound; or (c) in the creation or imposition of any lien, charge or encumbrance on any property or assets of SGF

      5.5 Each Acquiring Fund has not commenced operations and will not commence operations until after the Closing.

      5.6 The Acquiring Fund shares to be issued and delivered to each Acquiring Fund (a) will be offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws and (b) are, and on the Closing Date, have been duly authorized and will be validly issued and outstanding, fully paid and non-assessable and not subject to preemptive or dissenter's rights under the MGCL. Neither Acquiring Fund has outstanding any options, warrants or other rights to subscribe for or purchase any of its shares, except as described in Section 1.5 of this Agreement, nor is there outstanding any security convertible into any of its shares.

      5.7 The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Board of Directors of SGF and this Agreement constitutes a valid and binding obligation of SGF, on behalf of each Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles.

      5.8 The N-14 Registration Statement, other than as it relates to each Acquired Fund, will, on the effective date of the N-14 Registration Statement, through the time of the Special Meeting, and on the Closing Date, (a) comply in all material respects with the provisions and regulations of the 1933 Act, 1934 Act and 1940 Act, and (b) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements in the N-14 Registration Statement, in light of the circumstances under which such statements are made, not materially misleading; provided, however, that the representations and warranties in this paragraph shall only apply to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information that was furnished by SGF.

      5.9 Each Acquiring Fund covenants to prepare in compliance with the 1933 Act, the 1934 Act and the 1940 Act the N-14 Registration Statement in connection with a special meeting of the Acquired Fund Shareholders to consider approval of this Agreement, including the Investment Advisory Agreement attached to this Agreement as Annex I, and the transactions contemplated in this Agreement. The Acquiring Funds will file the N-14 Registration Statement with the Commission.

6. COVENANTS OF THE ACQUIRING FUNDS AND THE ACQUIRED FUNDS

      6.1 Each Acquired Fund covenants to operate its business in the ordinary course between the date of this Agreement and the Closing Date. It is understood that such ordinary course of business will include the declaration and payment of customary dividends and other distributions, the selling and redeeming of shares of the Acquired Fund and such selling and purchasing of securities and other changes as are contemplated by the Acquired Fund's normal operations. No party shall take any action that would, or reasonably would be expected to, result in any of its representations and warranties set forth in this Agreement being or becoming untrue in any material respect.

      6.2 Upon reasonable notice, the Acquiring Funds' officers and agents shall have reasonable access to the Acquired Funds' books and records necessary to maintain current knowledge of the Acquired Funds and to ensure that the representations and warranties made by the Acquired Funds are accurate.

      6.3 The Acquired Funds will call a special meeting of the Acquired Fund Shareholders entitled to vote to consider and act upon this Agreement and to take all reasonable actions necessary to obtain approval of the transactions contemplated in this Agreement.

      6.4 Each Acquired Fund covenants that the Acquiring Fund Shares to be issued under this Agreement are not being acquired for the purpose of making any distribution other than in accordance with the terms of this Agreement.

      6.5 Each Acquired Fund covenants that it will assist the corresponding Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund shares.

      6.6 Subject to the provisions of this Agreement, the Acquiring Funds and the Acquired Funds will each take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper, and/or advisable to consummate and make effective the transactions contemplated by this Agreement.

      6.7 SGF has filed or will file one or more post-effective amendments to its Registration Statement on Form N-1A ("Post-Effective Amendments") to become effective on or before the Closing Date to register the Acquiring Funds' capital stock under the 1933 Act and to amend SGF's Registration Statement under the 1940 Act.

      6.8 As soon as reasonably practicable after the Closing, each Acquired Fund shall make a liquidating distribution to its shareholders consisting of the Acquiring Fund Shares received at the Closing.

      6.9 It is the intention of the parties that the transaction will qualify as a reorganization within the meaning of Section 368(a) of the Code. Neither BFI, SGF, the Acquired Funds nor the Acquiring Funds shall take any action, or cause any action to be taken (including, without limitation the filing of any tax return) that is inconsistent with such treatment or results in the failure of the transaction to qualify as a reorganization within the meaning of Section 368(a) of the Code. At or prior to the Closing Date, the parties to this Agreement will take such action, or cause such action to be taken, as is reasonably necessary to enable Sidley Austin Brown & Wood LLP to render the tax opinion contemplated in this Agreement.

      6.10 Each Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, the MGCL and such of the state securities laws as may be necessary in order to continue its operations after the Closing Date.

      6.11 Following the transfer of Assets by each Acquired Fund to the corresponding Acquiring Fund and the assumption of liabilities of each Acquired Fund in exchange for Acquiring Fund Shares as contemplated in this Agreement, BFI will file any final regulatory reports, including but not limited to any Form N-SAR and Rule 24f-2 filings with respect to each Acquired Fund after the Closing Date but prior to the date of any applicable statutory or regulatory deadlines and also will take all other steps as are necessary and proper to effect the de-registration and dissolution of BFI in accordance with the 1933 Act, 1940 Act, the MCGL and other applicable requirements.

7. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUNDS

      The obligations of each Acquired Fund to complete the transactions provided for in this Agreement shall be subject, at its election, to the performance by the corresponding Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and in addition thereto, the following further conditions:

      7.1 Prior to Closing, the Directors of the Acquiring Funds shall have authorized the issuance of and each Acquiring Fund shall have issued one share of each Acquiring Fund to Sentinel in consideration of the payment of $1.00 and Sentinel shall have voted affirmatively on the matters referred to in paragraph 1.4, above.

      7.2 The items that are required to be delivered by each Acquiring Fund or its agents shall have been delivered to the Acquired Fund or its agents on or prior to the Closing Date.

      7.3 All representations and warranties of SGF, on behalf of each Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date of this Agreement and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

      7.4 Each Acquiring Fund shall have delivered to the corresponding Acquired Fund on the Closing Date a certificate executed in its name by an authorized officer, in a form reasonably satisfactory to the Acquired Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Fund made in this Agreement are true and correct on and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement.

      7.5 Each Acquired Fund shall have received on the Closing Date an opinion of Sidley Austin Brown & Wood LLP, counsel to each Acquiring Fund, in a form reasonably satisfactory to the corresponding Acquired Fund, and dated as of the Closing Date, to the effect that:

            (a) SGF is a corporation incorporated and existing under the MGCL and in good standing with the SDAT. SGF has the corporate power to own its properties and conduct its business as a registered investment company. SGF has all necessary federal, state and local authorization to own all of its properties and assets and to carry on its business as it is now being conducted and to carry out this Agreement. Each Acquiring Fund is a separate series of common stock, par value $0.01 per share, of SGF that has been duly classified and designated in accordance with the applicable provisions of SGF's Charter. SGF has all necessary federal, state and local authorizations to own all of the properties and assets and to carry on its business as now being conducted;

            (b) SGF is registered with the Commission as an open-end management investment company under the 1940 Act; such registration has not been revoked or rescinded and is in full force and effect and each Acquiring Fund is in compliance in all material respects with the 1940 Act and its rules and regulations;

            (c) To such counsel's knowledge, no consent, approval, authorization, or order of any court or governmental authority is required for the consummation by each Acquiring Fund of the transactions contemplated in this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

            (d) The execution, delivery and performance of this Agreement has been duly authorized by all necessary action on the part of the Board of Directors of SGF and this Agreement constitutes a valid and binding obligation of SGF, on behalf of each Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles and

            (g) To such counsel's actual knowledge, the N-14 Registration Statement, other than as it relates to each Acquired Fund, (a) complies in all material respects with the provisions and regulations of the 1933 Act, 1934 Act and 1940 Act, and (b) does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements in the N-14 Registration Statement, in light of the circumstances under which such statements are made, not materially misleading; provided, however, that the opinion shall only apply to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information that was furnished by SGF.

      Such counsel shall be entitled to state that, with the approval of the Acquired Funds, they have relied upon officers' certificates and certificates of public officials in rendering their opinion.

      7.6 The Board of Directors of SGF shall have approved this Agreement and the transactions contemplated by it.

      7.7 The consummation of the transactions contemplated by the Asset Purchase Agreement between Bramwell Capital Management, Inc. and Sentinel Asset Management, Inc.

8. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUNDS

      The obligations of the Acquiring Funds to complete the transactions provided for herein shall be subject, at its election, to the performance by each Acquired Fund of all the obligations to be performed by it under this Agreement on or before the Closing Date, and in addition, the following further conditions:

      8.1 The items that are required to be delivered by the Acquired Funds or its agents shall have been delivered to the Acquiring Fund on or prior to the Closing Date.

      8.2 All representations and warranties of BFI, on behalf of the Acquired Funds, contained in this Agreement shall be true and correct in all material respects as of the date of this Agreement and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

      8.3 Each Acquired Fund shall have delivered to the corresponding Acquiring Fund on the Closing Date a certificate executed in its name by its President or Vice President, in a form reasonably satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Fund made in this Agreement are true and correct on and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement.

      8.4 Each Acquiring Fund shall have received on the Closing Date an opinion of Dechert LLP, counsel to BFI, in a form reasonably satisfactory to the Acquiring Fund, and dated as of the Closing Date, to the effect that:

            (a) BFI is a corporation duly incorporated and existing under the MGCL and in good standing with the State Department of Assessments and Taxation of Maryland ("SDAT"). BFI has the corporate power to own its properties and conduct its business as a registered investment company. BFI has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as it is now being conducted and to carry out the Agreement. Each Acquired Fund is a separate series of common stock, par value $0.0001 per share, of BFI duly classified and designated in accordance with the applicable provisions of BFI's Articles of Incorporation. Each Acquired Fund has all necessary federal, state and local authorizations to own all of the properties and assets and to carry on its business as now being conducted;

            (b) BFI is registered with the Commission as an open-end management investment company under the 1940 Act; such registration has not been revoked or rescinded and is in full force and effect and the Acquired Fund is in compliance in all material respects with the 1940 Act and its rules and regulations;

            (c) To such counsel's knowledge, no consent, approval, authorization, or order of any court or governmental authority is required for the consummation by any Acquired Fund of the transactions contemplated in this Agreement, except such as have been obtained under the Securities Act of 1933, as amended ("1933 Act"), the Securities Exchange Act of 1934, as amended ("1934 Act"), and the 1940 Act and such as may be required by state securities laws or the MGCL;

            (d) To such counsel's knowledge, no material litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to each Acquired Fund's knowledge, threatened against the Acquired Fund or any properties or assets held by it, and there are no facts that might form the basis for the institution of such proceedings that would materially and adversely affect its business and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated and

            (e) To such counsel's actual knowledge, insofar as the following relate to each Acquired Fund, the registration statement filed by each Acquiring Fund on Form N-14 relating to Acquiring Fund Shares registered with the Commission pursuant to this Agreement, which without limitation, included a proxy statement of each Acquired Fund and a prospectus and statement of additional information of each Acquiring Fund with respect to the transactions contemplated by this Agreement, and any supplement or amendment to the prospectus, and the documents contained or incorporated into the prospectus or statement of additional information by reference ("N-14 Registration Statement")
(a) complies in all material respects with the provisions and regulations of the 1933 Act, 1934 Act and 1940 Act, as applicable, and (b) does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements are made, not materially misleading; provided, however, that the opinion shall only apply to statements in or omissions from the Proxy Statement and the N-14 Registration Statement made in reliance upon and in conformity with information that was furnished by BFI.

      Such counsel shall be entitled to state that, with the approval of the Acquiring Funds, they have relied upon officers' certificates and certificates of public officials in rendering their opinion.

      8.5 The Board of Directors of BFI shall have approved this Agreement and the transactions contemplated by this Agreement.

      8.6 The consummation of the transactions contemplated by the Asset Purchase Agreement between Bramwell Capital Management, Inc. and Sentinel Asset Management, Inc.

9. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUNDS AND THE ACQUIRED FUNDS

      If any of the conditions set forth below have not been met on or before the Closing Date with respect to any Acquired Fund or Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

      9.1 This Agreement and the transactions contemplated in this Agreement shall have been approved by the requisite vote of the holders of the outstanding shares of each Acquired Fund in accordance with the provisions of BFI's Articles of Incorporation and Bylaws, MGCL and the 1940 Act, and evidence of such approval shall have been delivered to the corresponding Acquiring Fund. Notwithstanding anything in this Agreement to the contrary, neither the Acquiring Funds nor the Acquired Funds may waive the conditions set forth in this paragraph. The failure by one Acquired Fund to obtain the necessary approvals shall not affect the rights or obligations of the other Acquired Fund or corresponding Acquiring Fund under this Agreement.

      9.2 On the Closing Date, no action, suit or other proceeding shall be pending or to its knowledge threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain material damages or other relief in connection with, this Agreement or the transactions contemplated in this Agreement.

      9.3 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by the Acquiring Funds or the Acquired Funds to permit consummation, in all material respects, of the transactions contemplated by this Agreement shall have been obtained, except where failure to obtain any such consent, order or permit would not have a material adverse effect on the assets or properties of any Acquiring Fund or Acquired Fund, provided that either party to this Agreement may for itself waive any of such conditions.

      9.4 The N-14 Registration Statement shall have become effective under the 1933 Act and no stop orders suspending its effectiveness shall have been issued and, to the knowledge of the parties to this Agreement, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

      9.5 The parties shall have received an opinion of Sidley Austin Brown & Wood LLP addressed to each of the Acquiring Funds and Acquired Funds, based on customary representations and assumptions, dated the Closing Date, to the effect that, on the basis of existing provisions of the Code, current administrative rules and court decisions, for federal income tax purposes:

            (a) the transfer to each Acquiring Fund of the Assets of the corresponding Acquired Fund in exchange solely for the Acquiring Fund Shares and the assumption by each Acquiring Fund of all of the liabilities of the corresponding Acquired Fund, followed by the distribution of such Acquiring Fund Shares to the Acquired Fund Shareholders in exchange for their shares of the Acquired Fund, will constitute a "reorganization" within the meaning of Section 368(a) of the Code; and each Acquiring Fund and corresponding Acquired Fund will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code;

            (b) no gain or loss will be recognized by any Acquired Fund or Acquiring Fund as a result of the applicable reorganization;

            (c) no gain or loss will be recognized by the Acquired Fund Shareholders upon the exchange of their Acquired Fund shares for Acquiring Fund Shares in connection with the applicable reorganization;

            (d) the basis of the Acquiring Fund Shares, both full and fractional, received by Acquired Fund shareholders will be the same as the basis of the corresponding Acquired Fund shares exchanged therefor;

            (e) the holding period for Acquiring Fund Shares, both full and fractional, received by corresponding Acquired Fund Shareholders will include the holding period for the Acquired Fund Shares exchanged, provided such Acquired Fund Shares were held as capital assets at the time of the exchange;

            (f) the tax basis of the assets of each Acquired Fund in the hands of the corresponding Acquiring Fund will be the same as the basis and holding period of such assets immediately prior to the transfer;

            (g) the holding period of the assets acquired by each Acquiring Fund will include the period during which such assets were held by the corresponding Acquired Fund.

            (h) Pursuant to section 381 of the Code and Treasury Regulations thereunder, each Acquiring Fund will be treated as a mere continuation of the corresponding Acquired Fund and, as a result, each Acquired Fund's tax identification number will survive and the tax year of the Acquired Fund will continue in the name of the corresponding Acquiring Fund; and

      9.6 SGF's Post-Effective Amendments under the 1933 Act and the 1940 Act shall have been declared effective by the Commission and no stop orders under the 1933 Act pertaining to them shall have been issued, and all approvals, registrations, and exemptions under the federal and state laws considered to be necessary by SGF shall have been obtained.

10. AMENDMENTS, WAIVERS, AND TERMINATION; NON-SURVIVAL OF COVENANTS, WARRANTIES AND REPRESENTATIONS; GOVERNING LAW

      10.1 This Agreement may be amended, modified or supplemented in writing at any time by mutual consent of both parties to the Agreement, notwithstanding approval by the Acquired Fund Shareholders, provided that no such amendment shall have a material adverse effect on the interests of such shareholders without their further approval.

      10.2 At any time prior to the Closing Date, either of the parties may waive compliance with any of the covenants or conditions made for its benefit contained in this Agreement.

      10.3 This Agreement may be terminated at any time prior to the Closing Date without liability on the part of either party to this Agreement or its respective directors, officers or shareholders by either party on notice to the other.

      10.4 The representations, warranties or covenants contained in this Agreement or in any document delivered pursuant to this Agreement or in connection with this Agreement shall not survive each reorganization, except that the covenants to be performed after the Closing shall survive the Closing.

      10.5 This Agreement shall be governed by and construed in accordance with the laws of the State of Maryland, without giving effect to principles of conflict of law.

11. EXPENSES

      11.1 Sentinel Advisors Company and/or an affiliate shall be responsible for all expenses in connection with each reorganization, except that the Acquired Fund Shareholders will pay their own expenses, if any, incurred in connection with each reorganization.

      11.2 SGF, on behalf of the Acquiring Funds, and BFI, on behalf of the Acquired Funds, each represents and warrants to the other that there are no business brokers or finders or other entities entitled to receive any payments in connection with the transactions provided for in this Agreement. However, both parties understand and agree that Grail Partners LLP may be due a fee from Sentinel Advisors Company and/or an affiliate based on the assets of the Acquiring Funds over a period of time with respect to the transactions contemplated by the Asset Purchase Agreement between Bramwell Capital Management, Inc. and Sentinel Asset Management, Inc.

12. NOTICES

      Any notice, report, statement or demand required or permitted by any provision of this Agreement shall be in writing and shall be delivered by personal delivery, commercial delivery service or registered or certified mail, return receipt requested, or sent by telefacsimile, and addressed as follows:

      The Bramwell Funds, Inc.
      Elizabeth R. Bramwell
      745 Fifth Avenue
      New York, NY 10151

      Sentinel Group Funds, Inc.
      Kerry A. Jung, Secretary
      One National Life Drive
      Montpelier, VT 05604

      Facsimile:  (802) 229-3743

13. MISCELLANEOUS

      This Agreement supersedes all prior agreements between the parties (written or oral), is intended as a complete exclusive statement of the terms of the agreement between the parties and may not be changed or terminated orally. This Agreement may be executed in one or more counterparts, all of which shall be considered one and the same agreement, and shall become effective when one or more counterparts have been executed by SGF and BFI and delivered to each of them. The headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement. Nothing in this Agreement, expressed or implied, is intended to confer upon any person not a party to this Agreement any rights or remedies under or by reason of this Agreement.

      IN WITNESS WHEREOF, each of the parties to this Agreement has caused this Agreement to be executed by a duly authorized officer as of the date set forth above.

                                          THE BRAMWELL FUNDS, INC.

Attest:
By:                                       By:
                                          Name:
                                          Title:


                                          SENTINEL GROUP FUNDS, INC.

Attest:
By:                                       By:
                                          Name:
                                          Title:

                                     Annex I
                  SENTINEL FUNDS INVESTMENT ADVISORY AGREEMENT

      Agreement made as of this first day of March, 1993, by and between Sentinel Group Funds, Inc., a Maryland corporation and a registered series investment company under the Investment Company Act of 1940 (hereinafter called "Funds"), and Sentinel Advisors Company, a Vermont general partnership, and a registered investment adviser under the Investment Advisers Act of 1940 (hereinafter called "Advisor").

WITNESSETH:

In consideration of the mutual promises and agreements herein contained and other good and valuable considerations, the receipt of which is hereby acknowledged, it is hereby agreed by and between the parties hereto as follows:

1. MANAGEMENT OF SECURITIES PORTFOLIOS

      Advisor agrees to act as investment adviser to Funds with respect to the investment of its assets and in general to supervise the investments of several portfolios of Funds, subject at all times to the direction and control of the Board of Directors of Funds, all as more fully set forth herein. In connection therewith, Advisor shall regularly provide investment advice to Funds, and shall, subject to the succeeding provisions of this section, continuously supervise the investment and reinvestment of cash, securities or other property comprising the assets of the several investment portfolios of Funds, and Advisor shall accordingly:

      (a) obtain and evaluate pertinent information about significant developments and economic, statistical and financial data, domestic or foreign, affecting the economy generally, the several portfolios of Funds, the individual companies whose securities are included in Funds' portfolios, the industries in which they engage, and securities which Advisor considers may be suitable for inclusion in any of Funds' portfolios, and regularly report thereon to the Board of Directors of Funds; and

      (b) provide continuously an investment program for each portfolio of Funds consistent, in its opinion, with the investment policy and objectives for which such portfolio is designed; and

      (c) determine what securities shall be purchased or sold by Funds, and regularly report thereon to the Board of Directors of Funds; and

      (d) take, on behalf of Funds, all actions which appear to Advisor necessary to carry into effect such investment programs and supervisory functions as aforesaid including the placing of purchase and sale orders.

      Any investment program provided by Advisor under this section, or any supervisory functions taken hereunder by it shall at all times conform to, and be in accordance with, any requirements imposed by: the provisions of the Investment Company Act of 1940 (the "1940 Act"), and any rules or regulations in force thereunder, any other applicable provision of law, the provisions of the Articles of Incorporation of Funds as amended from time to time, the provisions of the By-Laws of Funds as amended from time to time, resolutions as adopted and/or amended from time to time by the Board of Directors of Funds, and the terms of the registration statements of Funds, as amended from time to time, under the Securities Act of 1933 and the 1940 Act.

      In furtherance of these duties, Advisor will make its principal executive officers available as principal executive officers of Funds at no expense to Funds.

2. FUNDS TO BEAR OTHER EXPENSES

      It is understood and agreed that Funds, in addition to the advisory fee paid to Advisors set forth in Article 3 below, will bear and pay for its expenses of operation including its (i) rent and office equipment, if any; (ii) salaries and employee benefits including applicable employment and payroll taxes, of its own administrative and executive personnel who are not affiliated with Advisor, if any; (iii) brokerage commissions and other costs in connection with the purchase or sale of securities; (iv) all taxes and corporate fees payable by Funds to federal, state or other governmental agencies; (v) fees and costs of its transfer agent, fund accounting and financial administration service provider, custodian, registrar, independent legal counsel and auditors;
(vi) expenses of printing and mailing stock certificates, dividends, reports, notices and proxy materials to its shareholders; (vii) fees and expenses incident to the registration and maintenance of registration under the Securities Act of 1933 of shares of Funds for public sale (other than costs of printing prospectuses for prospective new shareholders) and the qualification of its shares for offering and sale under state or other securities laws; (viii) fees and expenses imposed on Funds under the 1940 Act; (ix) insurance premiums for fidelity bonds and other coverage to its operations; (x) all expenses incident to holding of meetings of its shareholders; (xi) fees and expenses of directors who are not affiliated with Advisor; (xii) its pro rata share of fees and dues of the Investment Company Institute; and(xiii) such non-recurring expenses as may arise, including actions, suits or proceedings, affecting Funds and the legal obligation which Funds may have to indemnify its officers and directors with respect thereto.

3. COMPENSATION OF ADVISORS

      As compensation in full for services rendered under this Agreement, Funds will pay to Advisor a monthly fee determined as follows:

      (1) With respect to all equity funds in the aggregate, other than the Common Stock Fund:

0.70% per annum on the first $200 million of aggregate daily average net assets of the equity funds in the aggregate, other than the Common Stock Fund;
0.65% per annum on the next $100 million of such assets;
0.60% per annum on the next $100 million of such assets;
0.55% per annum on such assets in excess of $400 million;

      (2) With respect to the Common Stock Fund:

0.55% per annum on the aggregate daily average net assets of the Fund;

      (3) With respect to all fixed income funds in the aggregate:

0.55% per annum on the first $200 million of aggregate daily average net assets of the fixed income funds in the aggregate;
0.50% per annum on the next $200 million of such assets; and 0.45% per annum on such assets in excess of $400 million;

      (4) With respect to all money market funds in the aggregate:

0.40% per annum on the first $300 million of daily average net assets of the money market funds in the aggregate; and 0.35% per annum on such assets in excess of $300 million;

      Of the initial portfolios, the Aggressive Growth, Growth, Common Stock, Balanced, and World Funds shall for purposes of this Agreement, be deemed to be "equity funds", and the Bond, Government Securities, and Tax-Free Income Funds shall for purposes of this Agreement, be deemed to be "fixed income funds", and the 100% U.S. Treasury Money Market Fund shall be a money market fund. New funds shall be placed into one of the above classifications by agreement of Funds' Board of Directors and Advisor at the time the new fund becomes subject to this agreement.

      The amounts payable to Advisors shall be based upon the value of the net assets as of the close of business each day, computed in accordance with the Articles of Incorporation of Funds. Such amounts shall be prorated among the several classes of shares of Funds in proportion to their respective daily net asset values and shall be paid monthly.

4. GUARANTEE OF EXPENSE LIMITATION

      If, for any fiscal year of Funds, expenses (including management fee and costs incident to its regular and executive personnel, but excluding interest, taxes, brokerage fees and, where permitted, extraordinary expense) borne by Funds exceed expense limitations applicable to each class of shares of Funds which are imposed by state securities regulators as such limitations may be lowered or raised from time to time, Advisor guarantees that it will reimburse Funds for any excess. The portion of any such reduction to be borne by Advisor shall be deducted from the monthly investment advisory fee otherwise payable to Advisor and, if such amount should exceed such monthly investment advisory fees, Advisor agrees to repay to Fund annually before publication of Funds' annual report to shareholders such sum as may be required to make up the deficiency. For the purpose of this article, the term "fiscal year" shall include the portion of the then current fiscal year which shall have elapsed at the date of termination of this Investment Advisory Agreement.

5. PLACING OF PURCHASE AND SALE ORDERS

      Advisor shall not deal as principal with Funds in the purchase and sale of portfolio securities nor shall it receive any commissions or other remuneration on the purchase or sale of portfolio securities by Funds.

      Advisor is authorized and directed to place the orders for the purchase and sale of portfolio securities by Funds and to supervise the executions thereof. With respect to such transactions, whether through a broker as agent or with a dealer as principal, Advisor's primary objective is to both obtain the best price and execution of each transaction. Such orders may be placed with qualified brokers and/or dealers who also provide investment information or other services to Funds. Management shall report to the Directors of Funds at least quarterly on said allocations of order and on the brokerage commissions and/or dealer concessions involved, indicating to whom such allocations are made and the basis thereof.

6. NONEXCLUSIVITY

      Advisor's services to Funds hereunder are not to be deemed exclusive and Advisor shall be free to render similar services to others, so long as its services hereunder are not impaired thereby.

7. NATIONAL LIFE SERVICES

      National Life Insurance Company and its subsidiaries may furnish to Advisor, in order to better enable it to fulfill its obligations hereunder, office space, personnel and other services as are requested by Advisor, in all cases for a reasonable charge. Advisor will present the details of any such arrangements to the Board of Directors of Funds.

8. AFFILIATIONS OF ADVISOR

      It is understood that the directors and officers of Funds may be directors or officers of Advisor or an entity under common control, including National Life Insurance Company, Provident Mutual Life Insurance Company of Philadelphia, or any affiliate of either, or otherwise be interested in Advisor, and that the existence of such dual interest shall not affect the validity of this Agreement or any transactions hereunder.

9. LIABILITY OF ADVISOR

      In the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of obligations or duties hereunder on the part of Advisor, it shall not be subject to liability to Funds or to any stockholder of Funds for any act or omission in the course of, or in connection with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security.

10. DURATION OF THIS AGREEMENT

      This Agreement shall become effective upon the date set forth above and shall continue in force and effect, unless terminated as hereinafter provided, until November 30, 1993, and from year to year thereafter, provided such continuance is specifically approved at least annually by the Board of Directors of Funds, including specific approval (i) by a majority of the Directors who are not interested persons of a party to this Agreement (other than as Directors of Funds) by votes cast in person at a meeting specifically called for such purpose (Director vote) or (ii) as to each class of the issued and outstanding voting securities (as defined in Section 2(a)(42) of the 1940 Act) of Funds by a vote of a majority of such class and a Director vote.

11. TERMINATION

      This Agreement may be terminated by Advisor at any time without penalty upon giving Funds sixty (60) days' written notice (which notice may be waived by Funds) and may be terminated by Funds, in its entirety or as to a specific series of Funds, at any time without penalty upon giving Advisors sixty (60) days' written notice (which notice may be waived by Advisor), provided that such termination by Funds shall be approved by the vote of a majority of the Board of Directors of Funds in office at the time or by the vote of a majority of the outstanding voting securities of Funds, if such termination relates to the investment advisory arrangements for all series of Funds, or by the vote of a majority of the outstanding voting securities of a specific series of Funds, if such termination relates to that series only. This Agreement shall automatically terminate in the event of its assignment, the term "assignment" for this purpose having the meaning defined in Section 2(a)(4) of the 1940 Act.

12. NOTIFICATION OF CHANGES IN ADVISOR

      Advisor will notify Funds of any change in the identities of the partners of Advisor within a reasonable time after such change.

      IN WITNESS WHEREOF, the parties hereto have caused the foregoing instrument to be executed by their duly authorized officers and their corporate seals to be hereunder affixed, all as of the day and year first above written.


Attest:                                     SENTINEL GROUP FUNDS, INC.


Attest:                                     SENTINEL ADVISORS COMPANY

                                    Amendment

The Investment Advisory Agreement by and between Sentinel Group Funds, Inc. and Sentinel Advisors Company dated March 1, 1993 ("Agreement") is hereby amended as of December 19, 2005 to delete Paragraph 3 "Compensation of Advisors" and replace it with the following:

"3. COMPENSATION OF ADVISOR

      As compensation in full for services rendered under this Agreement, Funds will pay to Advisor a monthly fee determined as follows:

FUND                            FEE

Balanced 10.55% per annum on the first $200 million of its average daily net assets; 0.50% per annum on the next $200 million of such assets; 0.45% per annum on the next $600 million of such assets; 0.40% per annum on the next $1 billion of such assets; and 0.35% per annum on such assets over $2 billion

Common Stock                    0.70% per annum on the first $500 million of the
                                Fund's average daily net assets; 0.65% per annum on the next $300 million of such assets; 0.60% per annum on the next $200 million of such assets; 0.50% per annum on the next $1 billion of such assets; and 0.40% of such assets over $2 billion

Government Securities(1)        0.55% per annum on the first $200 million of the
                                Fund's average daily net assets; 0.50% per annum on the next $200 million of such assets; 0.45% per annum on the next $600 million of such assets; 0.40% per annum on the next $1 billion of such assets; and 0.35% on such assets in excess of $ 2 billion

International Equity            0.70% per annum on the first $500 million of the
                                Fund's average daily net assets; 0.65% per annum on the next $300 million of such assets; 0.60% per annum on the next $200 million of such assets; 0.50% per annum on the next $1 billion of such assets; and 0.40% of such assets over $2 billion

Mid Cap Growth                  0.70% per annum on the first $500 million of the
                                Fund's average daily net assets; 0.65% per annum on the next $300 million of such assets; 0.60% per annum on the next $200 million of such assets; 0.50% per annum on the next $1 billion of such assets; and 0.40% of such assets over $2 billion

New York Tax-Free Income(1)     0.55% per annum on the first $200 million of the
                                Fund's average daily net assets; 0.50% per annum on the next $200 million of such assets; and 0.45% per annum on such assets in excess of $400 million

Short Maturity Government(1)    0.55% per annum on the first $200 million of the
                                Fund's average daily net assets; 0.50% per annum on the next $200 million of such assets; 0.45% per annum on the next $600 million of such assets; 0.40% per annum on the next $1 billion of such assets; and 0.35% on such assets in excess of $ 2 billion

FUND                            FEE

Small Company(1)                0.70% per annum on the first $200 million of the
                                Fund's average daily net assets; 0.65% per annum on the next $100 million of such assets; 0.60% per annum on the next $100 million of such assets; and 0.55% per annum on such assets in excess of $400 million.

Tax-Free Income(1)              0.55% per annum on the first $200 million of the
                                Fund's average daily net assets; 0.50% per annum on the next $200 million of such assets; and 0.45% per annum on such assets in excess of $400 million

U.S. Treasury Money Market      0.40% per annum on the first $300 million of the
                                Fund's average daily net assets; and 0.35% per annum on such assets in excess of $300 million

(1) When determining the breakpoint for the advisory fee for the Government Securities Fund, its assets are aggregated with the New York Tax-Free Income, Short Maturity Government and Tax-Free Income Funds. In determining the breakpoint for the advisory fee for the New York Tax-Free Income Fund, its assets are aggregated with the Government Securities, Short Maturity Government and Tax-Free Income Funds. In determining the breakpoint for the advisory fee for the Short Maturity Government Fund, its assets are aggregated with the Government Securities Fund, New York Tax-Free Income and Tax-Free Income Funds. In determining the breakpoint for the advisory fee for the Small Company Fund, its assets are aggregated with the Balanced, International Equity and Mid Cap Growth Funds. In determining the breakpoint for the advisory fee for the Tax-Free Income Fund, its assets are aggregated with the Government Securities, New York Tax-Free Income and Short Maturity Government Funds.

The amounts payable to Advisor shall be based upon the value of the net assets as of the close of business each day. Such amounts shall be prorated among the several classes of shares of Funds in proportion to their respective daily net asset values and shall be paid monthly."

The parties have executed this Amendment to the Agreement effective as of the date first set forth above.

SENTINEL GROUP FUNDS, INC.                SENTINEL ADVISORS COMPANY



----------------------------              --------------------------------
Signature                                 Signature


----------------------------              --------------------------------
Name and Title                            Name and Title

                                    Amendment

The Investment Advisory Agreement by and between Sentinel Group Funds, Inc. and Sentinel Advisors Company dated March 1, 1993 ("Agreement") is hereby amended as of _________________, 2006 to add the following to Paragraph 3 "Compensation of Advisors":

"3. COMPENSATION OF ADVISOR

      As compensation in full for services rendered under this Agreement, Funds will pay to Advisor a monthly fee determined as follows:

FUND                            FEE

Capital Growth                  0.70% per annum on the first $500 million of the
                                Fund's average daily net assets; 0.65% per annum on the next $300 million of such assets; 0.60% per annum on the next $200 million of such assets; 0.50% per annum on the next $1 billion of such assets; and 0.40% of such assets over $2 billion

Growth Leaders                  0.90% per annum on the first $500 million of the
                                Fund's average daily net assets; 0.85% per annum on the next $300 million of such assets; 0.80% per annum on the next $200 million of such assets; 0.70% per annum on the next $1 billion of such assets; and 0.60% of such assets over $2 billion

The amounts payable to Advisor shall be based upon the value of the net assets as of the close of business each day. Such amounts shall be paid monthly."

The parties have executed this Amendment to the Agreement effective as of the date first set forth above.

SENTINEL GROUP FUNDS, INC.                SENTINEL ADVISORS COMPANY



----------------------------              --------------------------------
Signature                                 Signature


----------------------------              --------------------------------
Name and Title                            Name and Title

                                    EXHIBIT B

                  BRAMWELL FUNDS INVESTMENT ADVISORY AGREEMENTS

      AGREEMENT executed as of the 1st day of August, 1994, between the Bramwell Funds, Inc. (the "Company"), a Maryland corporation registered under the Investment Company Act of 1940 (the "1940 Act"), and Bramwell Capital Management, Inc., a Delaware corporation (the "Investment Adviser").

      WHEREAS, the Company is an open-end management investment company organized as a series fund; and

      WHEREAS, the Company had initially allocated 200 million shares of its authorized common stock to a series named The Bramwell Growth Fund (the "Fund"); and

      WHEREAS, the Fund engages in the business of investing its assets in the manner and in accordance with its stated current investment objective and restrictions;

      NOW THEREFORE, in consideration of the premises and mutual covenants herein contained, the parties agree as follows:

1. OBLIGATIONS.

      1.1 The Investment Adviser will supervise and manage the investment portfolio of the Fund in accordance with the Fund's stated investment objective, policies and limitations and, subject to such other policies as the Board of Directors of the Company may determine, direct the purchase or sale of investment securities in the day-to-day management of the Fund's investment portfolio. The Investment Adviser shall give the Fund the benefit of the Investment Adviser's best judgment and efforts in rendering services under this Agreement.

      1.2 The Company will pay the Investment Adviser a fee at the annual rate of 1.00% of the Fund's average daily net assets payable at the monthly rate of 1/12 of 1% on the first business day of each calendar month. For the purpose of determining the fees payable to the Investment Adviser hereunder, the value of the Fund's net assets shall be computed initially at the times and in the manner specified in the Fund's registration statement on Form N-1A, as such times and manner may be amended from time to time by action of the Company's Board.

      1.3 In rendering the services required under this Agreement, the Investment Adviser may, at its expense, employ, consult or associate with itself such person or persons as it believes necessary to assist in it carrying out its obligations under this Agreement. However, the Investment Adviser may not retain any person or company that would be an "investment adviser," as that term is defined in the 1940 Act, to the Fund unless (i) the Company is a party to the contract with such person or company and (ii) such contract is approved by a majority of the Company's Board of Directors and a majority of Directors who are not parties to any agreement or contract with such company and who are not "interested persons," as defined in the 1940 Act, of the company, the Investment Adviser, or any such person or company retained by the Investment Adviser, and is approved by the vote of a majority of the outstanding voting securities of the Fund to the extent required by the 1940 Act.

2. EXPENSES. The Investment Adviser shall bear all expenses of its employees and overhead, including office space, office facilities and equipment incurred in connection with its duties under this Agreement and shall pay all salaries and fees of the Company's Directors and officers who are interested persons (as defined in the 1940 Act) of the Investment Adviser. The Company will bear all of its own expenses, including: expenses of organizing the Fund; fees of the Company's Directors who are not interested persons (as defined in the 1940 Act) of any other party; out-of-pocket travel expenses for all Officers and Directors and other expense incurred by the Fund in connection with meetings of directors; interest expense; taxes and governmental fees including any original issue taxes or transfer taxes applicable to the sale or delivery of shares or certificates therefore; brokerage commissions and other expenses incurred in acquiring or disposing of the Fund's portfolio securities; expenses in connection with the issuance, offering, distribution, sale or underwriting of securities issued by the Fund; expenses of registering and qualifying the Fund's shares for sale with the Securities and Exchange Commission and in various states and foreign jurisdictions; auditing, accounting, insurance and legal costs; custodian, dividend disbursing and transfer agent expenses; and the expenses of shareholders' meetings and of the preparation and distribution of proxies and reports to shareholders.

3. LIABILITY. The Investment Adviser shall not be liable for any error of judgment or for any loss suffered by the Fund or the Company in connection with the matters to which this Agreement relates, except a loss resulting from a breach of fiduciary duty with respect to receipt of compensation for services (in which case any award of damages shall be limited to the period and the amount set forth in Section 36(b)(3) of the 1940 Act) or a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of, or from reckless disregard by it of its obligations and duties under, this Agreement.

4. SERVICES NOT EXCLUSIVE. It is understood that the services of the Investment Adviser are not deemed to be exclusive, and nothing in this Agreement shall prevent the Investment Adviser or any affiliate, from providing similar services to other investment companies and other clients (whether or not their investment objectives and policies are similar to those of the Fund) or from engaging in other activities. When other clients of the Investment Adviser desire to purchase or sell a security at the same time such security is purchased or sold for the Fund, such purchases and sales will be allocated among the Investment Adviser's clients, including the Fund, in a manner that is fair and equitable in the judgment of the Investment Adviser in the exercise of its fiduciary obligations to the Fund and to such other clients.

5. DURATION AND TERMINATION. This Agreement shall become effective upon shareholder approval thereof as required under the 1940 Act and shall continue in effect for two (2) years from the date of its execution. If not sooner terminated, this Agreement shall continue in effect with respect to the Company and the Fund for successive periods of twelve months thereafter, provided that each such continuance shall be specifically approved annually by the vote of a majority of the Company's Board of Directors who are not parties to this Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval and either (a) the vote of a majority of the outstanding voting securities of the Fund, or (b) the vote of a majority of the Company's entire Board of Directors. Notwithstanding the foregoing, this Agreement may be terminated with respect to the Company at any time, without the payment of any penalty, by a vote of a majority of the Company's Board of Directors or a majority of the outstanding voting securities of the Fund upon at least sixty (60) days' written notice to the Investment Adviser or by the Investment Adviser upon at least ninety (90) days' written notice to the Company, This Agreement shall automatically terminated in the event of its assignment (as defined in the 1940
Act).

6. MISCELLANEOUS.

      6.1 This Agreement shall be construed in accordance with the laws of the State of New York, provided that nothing herein shall be construed as being inconsistent with the 1940 Act and any rules, regulations and orders thereunder.

      6.2 The captions in this Agreement are included for convenience only and in no way define or delimit any of the provisions hereof or otherwise affect their construction or effect.

      6.3 If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of this Agreement shall not be affected thereby and, to that extent, the provisions of this Agreement shall be deemed to be severable.

      6.4 Nothing herein shall be construed as constituting the Investment Adviser an agent of the Company.

      IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed as of the day and year first above written.

                                THE BRAMWELL FUNDS, INC.


                                By:
                                   -----------------------------
                                   Elizabeth R. Bramwell
                                   President


                                BRAMWELL CAPITAL MANAGEMENT, INC.


                                By:
                                   -----------------------------
                                   Elizabeth R. Bramwell
                                   President

      AGREEMENT executed as of the 27th day of October 1999, between The Bramwell Funds, Inc, (the "Company"), a Maryland corporation registered under the Investment Company Act of 1940 (the "1940 Act"), and Bramwell Capital Management, Inc., a Delaware corporation (the "Investment Adviser").

      WHEREAS, the Company is an open-end management investment company organized as a series fund; and

      WHEREAS, the Company has allocated 200 million shares of its authorized common stock to a series named the Bramwell Focus Fund (the "Fund"); and

      WHEREAS, the Fund engages in the business of investing its assets in the manner and in accordance with its stated current investment objective and restrictions;

NOW THEREFORE, in consideration of the premises and mutual covenants herein contained, the parties agree as follows:

1. OBLIGATIONS.

      1.1 The Investment Adviser will supervise and manage the investment portfolio of the Fund in accordance with the Fund's stated investment objective, policies and limitations and , subject to such other policies as the Board of Directors of the Company may determine, direct the purchase or sale of investment securities in the day-to-day management of the Fund's investment portfolio. The Investment Adviser shall give the Fund the benefit of the Investment Adviser's best judgment and efforts in rendering services under this Agreement.

      1.2 The Company will pay the Investment Adviser a fee at the annual rate of 1.00% of the Fund's average daily net assets payable at the monthly rate of 1/12 of 1% on the first business day of each calendar month. For the purpose of determining the fees payable to the Investment Advisor hereunder, the value of the Fund's net assets shall be computed initially at the times and in the manner specified in the Fund's registration statement on Form N-1A, as such times and manner may be amended from time to time by action of the Company's Board.

      1.3 In rendering the services required under this Agreement, the Investment Adviser may, at its expense, employ, consult or associate with itself such person or persons as it believes necessary to assist it in carrying out its obligations under this Agreement. However, the Investment Adviser may not retain any person or company that would be an "investment adviser," as that term is defined in the 1940 Act, to the Funds unless (i) the Company is a party to the contract with such person or company and (ii) such contract is approved by a majority of the Company's Board of Directors and a majority of Directors who are not parties to any agreement of contract with such company and who are not "interested persons," as defined in the 1940 Act, of the Company, the Investment Adviser, or any such person or company retained by the Investment Adviser, and is approved by the vote of a majority of the outstanding voting securities of the Fund to the extent required by the 1940 Act.

2. EXPENSES. The Investment Adviser shall bear all expenses of its employees and overhead, including office space, office facilities and equipment incurred in connection with its duties under the Agreement and shall pay all salaries and fees of the Company's Directors and Officers who are interested persons (as defined in the 1940 Act) of the Investment Adviser. The Company will bear all of its own expenses, including: expenses of organizing the Fund; fees of the Company's Directors who are not interested persons (as defined in the 1940 Act) of any other party; out-of-pocket travel expenses for all Officers and Directors and other expenses incurred by the Fund in connection with meetings of directors; interest expense; taxes and governmental fees including any original issue taxes or transfer taxes applicable to the sale or delivery of shares or certificates therefore; brokerage commissions and other expenses incurred in acquiring or disposing of the Fund's portfolio securities; expenses in connection with the issuance, offering, distribution, sale or underwriting of securities issued by the Fund; expenses or registering and qualifying the Fund's shares for sale with the Securities and Exchange Commission and in various states and foreign jurisdictions; auditing, accounting, insurance and legal costs; custodian, dividend disbursing and transfer agent expenses; and the expenses of shareholders' meetings and of the preparation and distribution of proxies and reports to shareholders.

3. LIABILITY. The Investment Adviser shall not be liable for any error of judgment or for any loss suffered by the Fund or the Company in connection with the matters to which this Agreement relates, except a loss resulting from a breach of fiduciary duty with respect to receipt of compensation for services (in which case any award of damages shall be limited to the period and the amount set forth in Section 36(b)(3) of the 1940 Act) or a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of, or from reckless disregard by it of its obligations and duties under, this Agreement.

4. SERVICES NOT EXCLUSIVE. It is understood that the services of the Investment Adviser are not deemed to be exclusive, and nothing in this Agreement shall prevent the Investment Adviser or any affiliate, from providing similar services to other investment companies and other clients (whether or not their investment objectives and policies are similar to those of the Fund) or from engaging in other activities. When other clients of the Investment Adviser desire to purchase or sell a security at the same time such security is purchased or sold for the Fund, such purchases and sales will be allocated among the Investment Adviser's clients, including the Fund, in a manner that is fair and equitable in the judgment of the Investment Adviser in the exercise of its fiduciary obligations to the Fund and to such other clients.

5. DURATION AND TERMINATION. This Agreement shall become effective upon shareholder approval thereof as required under the 1940 Act and shall continue in effect for two (2) years from the date of its execution. If not sooner terminated, this Agreement shall continue in effect with respect to the Company and the Fund for successive periods of twelve months thereafter, provided that each such continuance shall be specifically approved annually by the vote of a majority of the Company's Board of Directors who are not parties to this Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval and either (a) the vote of a majority of the outstanding voting securities of the Fund, or (b) the vote of a majority of the Company's entire Board of Directors. Notwithstanding the foregoing, this Agreement may be terminated with respect to the Company at any time, without the payment of any penalty, by a vote of a majority of the Company's Board of Directors or a majority of the outstanding voting securities of the Fund upon at least sixty (60) days' written notice to the Investment Adviser or by the Investment Adviser upon at least ninety (90) days' written notice to the Company. This Agreement shall automatically terminated in the event of its assignment (as defined in the 1940
Act).

6. MISCELLANEOUS

      6.1 This Agreement shall be construed in accordance with the laws of the state of New York, provided that nothing herein shall be construed as being inconsistent with the 1940 Act and any rules, regulations and orders there under.

      6.2 The captions in this Agreement are included for convenience only and in no way define of delimit any of the provisions hereof of otherwise affect their construction or effect.

      6.3 If any provision of the Agreement shall be held or made invalid by a court decision, statue, rule or otherwise, the remainder of this Agreement shall not be affected thereby and , to that extent, the provisions of this Agreement shall be deemed to be severable.

      6.4 Nothing herein shall be construed as constituting the Investment Adviser an agent of the Company.

IN WITNESS WHEREOF, the parties hereto have cause this Agreement to be executed as of the day and year first above written.

                                THE BRAMWELL FUNDS, INC.


                                By:
                                   -----------------------------
                                   Elizabeth R. Bramwell
                                   President


                                 BRAMWELL CAPITAL MANAGEMENT, INC.


                                By:
                                   -----------------------------
                                   Elizabeth R. Bramwell
                                   President

                       STATEMENT OF ADDITIONAL INFORMATION

                                 JANUARY 6, 2006

                            THE BRAMWELL FUNDS, INC.

                                745 FIFTH AVENUE

                            NEW YORK, NEW YORK 10151

                                 1-800-272-6227

This Statement of Additional Information is not a prospectus but should be read in conjunction with the Proxy Statement/Prospectus dated January 6, 2006 for the Special Meeting of Shareholders of the Bramwell Growth Fund and Bramwell Focus Fund, each a series of The Bramwell Funds, Inc., scheduled to be held on March 10, 2006. Copies of the Proxy Statement/Prospectus may be obtained at no charge by writing to the Bramwell Funds, U.S. Bancorp Fund Services LLC, P.O. Box 701, Milwaukee, WI 53201 or by calling toll-free at 1-800-272-6227. Unless otherwise indicated, capitalized terms used in this Statement of Additional Information and not otherwise defined have the same meanings as are given to them in the Proxy Statement/Prospectus.

Further information about each of the Sentinel Capital Growth Fund and Sentinel Growth Leaders Fund, each a series of Sentinel Group Funds, Inc., is contained in and incorporated by reference to its preliminary Statement of Additional Information dated [ ], as it may be amended and/or supplemented from time to time. Because the Sentinel Capital Growth Fund and Sentinel Growth Leaders Fund are new and do not expect to begin operations until the Reorganizations, no financial information is provided.

Further information about each of the Bramwell Growth Fund and the Bramwell Focus Fund is contained in, and incorporated by reference to, its prospectus dated November 1, 2005, as it may be amended and/or supplemented from time to time. Management's discussion of fund performance, audited financial statements and related report of the registered independent public accounting firm for the Bramwell Growth Fund and Bramwell Focus Fund contained in the Annual Report for the fiscal year ended June 30, 2005 are incorporated in this Statement of Additional Information by reference. No other parts of the Annual Report are incorporated by reference in this Statement of Additional Information.

Because the Sentinel Funds are new and do not expect to begin operations until the Reorganizations, no pro forma financial statements are provided.

The Bramwell Funds will furnish, without charge, a copy of their most recent Semi-annual Report succeeding such Annual Report, if any, upon request. Requests should be directed to the Bramwell Funds, U.S. Bancorp Fund Services LLC, P.O. Box 701, Milwaukee, WI 53201 or by calling toll-free at 1-800-272-6227.

[Bramwell Funds logo]         YOU MAY AUTHORIZE A PROXY VOTE BY TELEPHONE AT
                          [          ], BY VISITING [          ] OR BY RETURNING
                                 THIS PROXY CARD IN THE ENCLOSED ENVELOPE

BY SIGNING AND DATING THE LOWER PORTION OF THIS CARD, YOU AUTHORIZE THE PROXIES TO VOTE EACH APPLICABLE PROPOSAL AS MARKED, OR IF NOT MARKED, TO VOTE "FOR" EACH APPLICABLE PROPOSAL AND TO USE THEIR DISCRETION TO VOTE ANY OTHER MATTER AS MAY PROPERLY COME BEFORE THE SPECIAL MEETING OF STOCKHOLDERS SCHEDULED TO BE HELD ON
[          ] ("MEETING") OR ANY ADJOURNMENT OR POSTPONEMENT OF THE MEETING. IF
YOU DO NOT INTEND TO PERSONALLY ATTEND THE MEETING, PLEASE AUTHORIZE A PROXY BY TELEPHONE, BY INTERNET OR BY COMPLETING, DETACHING AND MAILING THE LOWER PORTION OF THIS CARD AT ONCE IN THE ENCLOSED ENVELOPE.

                            THE BRAMWELL FUNDS, INC.
           THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS

THIS PROXY WHEN PROPERLY EXECUTED WILL BE VOTED IN THE MANNER DIRECTED HEREIN BY THE UNDERSIGNED STOCKHOLDER. IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED "FOR" PROPOSALS 1(A) AND 1(B), AS APPLICABLE.

THE UNDERSIGNED HEREBY APPOINTS [          ] AND [          ] AS PROXIES, ACTING
BY A MAJORITY OF THOSE PRESENT, EACH WITH THE FULL POWER TO APPOINT A SUBSTITUTE, AND HEREBY AUTHORIZES THEM TO REPRESENT AND TO VOTE, AS DESIGNATED BELOW, ALL THE SHARES OF THE APPLICABLE FUND HELD OF RECORD BY THE UNDERSIGNED
ON [          ], AS INDICATED ABOVE, AT THE MEETING OR ANY ADJOURNMENT OR
POSTPONEMENT OF THE MEETING.

--------------------------------------------------------------------------------

THE BRAMWELL FUNDS, INC.

This proxy, when properly executed, will be voted in the manner you directed with respect to shares that you own. If no direction is given with respect to a particular item, this proxy will be voted FOR each of the items that relate to the particular Fund shares that you own.

                                          NOTE: Please sign exactly as your
                                          name(s) appear on this card. Joint
                                          owners should each sign individually.
                                          Corporate proxies should be signed in
                                          full corporate name by an authorized
                                          officer. Fiduciaries should give full
                                          titles.

                                          --------------------------------------
                                          Signature


                                          --------------------------------------
                                          Signature of joint owner, if any


                                          --------------------------------------
                                          Date

                                                                  CONTROL NUMBER
                                                                  --------------

                                                                  --------------

                      WE NEED YOUR PROXY VOTE IMMEDIATELY.
  YOUR PROMPT ATTENTION WILL HELP TO AVOID THE EXPENSE OF FURTHER SOLICITATION.

Below is a consolidated proxy ballot which will allow you to vote your shares held in all of your investments with the Bramwell Funds. While you may vote separately by checking a box beside each Fund, we have also provided you with a quick way to vote for all Funds and proposals in the same manner. To do this, simply check a box beside "VOTE ALL PROPOSALS". Note, only record date shareholders of the Bramwell Growth Fund may vote on Proposal 1(a) and the Bramwell Focus Fund may vote on Proposal 1(b).

Please SIGN AND DATE THE REVERSE SIDE before mailing in your proxy card, or
authorize a proxy vote by telephone by calling toll free [          ]. You may
also authorize a proxy vote via the Internet by going to [          ]. If you
use the toll-free number or the Internet, you will need to enter the voting control number above.

The Board of Directors recommends a vote FOR all proposals.

            IT IS IMPORTANT THAT PROXIES BE RETURNED PROMPTLY. EVERY
                         SHAREHOLDER'S VOTE IS IMPORTANT

TO PROVIDE PROXY INSTRUCTIONS, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS. Example: |X|

--------------------------------------------------------------------------------

TO VOTE ALL PROPOSALS IN THE             FOR |_|     AGAINST |_|     ABSTAIN |_|
SAME MANNER, CHECK A BOX HERE

1(a). To approve the reorganization      FOR |_|     AGAINST |_|     ABSTAIN |_|
      of the Bramwell Growth Fund in
      accordance with the Agreement
      and Plan of Reorganization,
      including the Investment
      Advisory Agreement for the
      Sentinel Capital Growth Fund,
      and the transactions it
      contemplates, as described in
      the enclosed Proxy Statement/
      Prospectus. (Growth Fund
      shareholders only)

1(b). To approve the reorganization      FOR |_|     AGAINST |_|     ABSTAIN |_|
      of the Bramwell Focus Fund in
      accordance with the Agreement
      and Plan of Reorganization,
      including the Investment
      Advisory Agreement for the
      Sentinel Growth Leaders Fund,
      and the transactions it
      contemplates, as described in
      the enclosed Proxy Statement/
      Prospectus. (Focus Fund
      shareholders only)

2. IN THEIR DISCRETION, THE PROXIES ARE AUTHORIZED TO VOTE UPON SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING.

                    PLEASE SIGN AND DATE ON THE REVERSE SIDE